Filed electronically with the Securities and Exchange Commission on
                               October 20, 1999.

                                                              File No. 2-47008
                                                              File No.  811-2353

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                     /___/
                           Pre-Effective Amendment No              /___/
                                                     -
                         Post-Effective Amendment No. 46           /_X_/
                                     And/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940            /___/
         Amendment No. 46                                          /_X_/
                       --

                     Kemper National Tax-Free Income Series
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                                Philip J. Collora
                                -----------------
                          Vice President and Secretary
                          ----------------------------
                     Kemper National Tax-Free Income Series
                     --------------------------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/  Immediately upon filing pursuant to paragraph  ( b )         /___/  days after filing pursuant to paragraph ( a ) ( 1 )
/___/  days after filing pursuant to paragraph ( a ) ( 2 )          /___/  On ( date ) pursuant to paragraph ( b )
/_X_/  On January 1, 2000 pursuant to paragraph ( a ) ( 1 )         /___/  On ( date ) pursuant to paragraph ( a )   ( 3 ) of
                                                                    Rule 485.
If Appropriate, check the following box:
/___/  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                          KEMPER TAX FREE INCOME FUNDS

                            SUPPLEMENT TO PROSPECTUS
                              DATED JANUARY 1, 2000

                             ----------------------

                                 CLASS I SHARES

                             ----------------------

                           KEMPER MUNICIPAL BOND FUND
                     KEMPER INTERMEDIATE MUNICIPAL BOND FUND

                             ----------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder fees: Fees paid directly from your investment.


                                                                                Maximum
                   Maximum       Maximum                                        Deferred
                Sales Charge     Sales                                        Sales Charge
                on Purchases     Charge on                                     (as a % of
                 (as a % of      Reinvested  Redemption     Exchange           redemption
               offering price)   Dividends      Fee           Fee               proceeds)
               ---------------   ---------      ---           ---               ---------

Kemper
Municipal Bond
Fund                None         None           None           None              None

Kemper
Intermediate
Municipal Bond
Fund                None         None           None           None              None


Annual fund operating expenses: Expenses that are deducted from fund assets.

                                                                 Total fund
                            Investment       Rule     Other      operating
                          management fee  12b-1 fees  expenses*  expenses
                          --------------  ----------  ---------  --------

Kemper Municipal                 %           None         %          %
Bond Fund

Kemper Intermediate              %           None         %          %
Municipal Bond Fund

-----------

* Estimated, since no Class I shares were issued as of September 30, 1999, the fiscal year end of the funds.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                             1 Year      3 Years      5 Years    10 Years
                             ------      -------      -------    --------
 Kemper Municipal                 $           $            $           $
 Bond Fund

Kemper Intermediate              $           $            $           $
 Municipal Bond Fund


FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, since no Class I shares were issued as of September 30, 1999, the fiscal year end of the funds.

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

January 1, 2000

Long-term
investing
in a
short-term
world.(SM)

January 1, 2000

Prospectus

KEMPER TAX FREE INCOME FUNDS

Kemper Intermediate Municipal Bond Fund

Kemper Municipal Bond Fund

Kemper California Tax-Free Income Fund

Kemper Florida Tax-Free Income Fund

Kemper New York Tax-Free Income Fund

Kemper Ohio Tax-Free Income Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

[LOGO] KEMPER FUNDS


HOW THE                                                INVESTING IN
FUNDS WORK                                             THE FUNDS


 4      Kemper Intermediate Municipal Bond Fund        52      Choosing A Share Class

11      Kemper Municipal Bond Fund                     58      How To Buy Shares

19      Kemper California Tax-Free Income Fund         59      How To Exchange Or Sell Shares

26      Kemper Florida Tax-Free Income Fund            60      Policies You Should Know About

34      Kemper New York Tax-Free Income Fund           67      Understanding Distributions And Taxes

41      Kemper Ohio Tax-Free Income Fund

49      Other Policies And Risks

50      Financial Highlights

How The Funds Work

These funds invest mainly in municipal bonds. Each fund follows its own goal.

Two of the funds invest in municipal securities from around the country, and seek income that is free from regular federal income tax. Four of the funds invest in particular states, and seek income that is free from regular federal income tax as well as state and local income tax for investors in that state.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

TICKER SYMBOL  CLASS:  A) KIMAX     B)KIMBX     C)KIMCX





Kemper
Intermediate Municipal
Bond Fund

The fund seeks high income that is exempt from federal income taxes while managing its portfolio in a way that is consistent with maintaining a high degree of capital preservation.

4 |Kemper Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
The Fund's Strategy

The fund invests at least 80% of net assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they generally intend to keep it between three and ten years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.


[ICON]--------------------------------------------------------------------------
              CREDIT QUALITY POLICIES

Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.

Up to 10% of the fund's bonds may be junk bonds (bonds rated below investment grade).

                                     Kemper Intermediate Municipal Bond Fund| 5

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

6 |Kemper Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
The Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a decline in bond prices and, in turn, a decline in the value of your investment. The fund's focus on intermediate-term bonds should reduce the effect of this risk somewhat, but will not eliminate it. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. The fact that the fund may emphasize investments in certain geographic regions or sectors of the municipal market increases this risk, because any factors affecting these regions or sectors could affect a large portion of the fund's securities.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, issuers, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

This fund may be suitable for investors in a moderate to high tax bracket who are seeking tax-free income and can tolerate some risk to their principal.

--------------------------------------------------------------------------------

                                      Kemper Intermediate Municipal Bond Fund| 7

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. (The chart doesn't include sales charges, which would reduce returns.) The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year             Class A shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE.

BAR CHART DATA:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        00.00            00.00            00.00
--------------------------------------------------------------------------------
                                                00.00             00.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        1994    1995     1996     1997    1998
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 1990            YTD return as of 9/30/1999: 0.00%
Worst quarter: -0.00%, Q0 1900

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------

                                                           Since
                                                           11/1/94
                                          Since            Life of
                                          12/31/97         Class
                                          1 Year           A/B/C
--------------------------------------------------------------------------------
Class A                                   00.00%           00.00%
--------------------------------------------------------------------------------
Class B                                   00.00            00.00
--------------------------------------------------------------------------------
Class C                                   00.00            00.00
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
--------------------------------------------------------------------------------
                                          00.00%           00.00%
--------------------------------------------------------------------------------

Total returns for 199x-199x would have been lower if operating expenses hadn't been maintained.

8 |Kemper Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
How Much Investors Pay

The sales charge on purchases is deducted from your investment, and is shown as a percentage of the offering price. The contingent deferred sales charge is deducted from the proceeds when you sell, and is figured as a percentage of your initial cost or the value at the time you sell, whichever is less. The fund also has annual operating expenses, and as a shareholder, you pay them directly.

--------------------------------------------------------------------------------
Fee Table                                  Class A        Class B        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your
investment
--------------------------------------------------------------------------------
Maximum Sales Charge On Purchases          2.75%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge   None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from
fund assets
--------------------------------------------------------------------------------
Management Fee                             0.00%          0.00%          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                   None           0.00           0.00
--------------------------------------------------------------------------------
Other Expenses**                           0.00           0.00           0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.00           0.00           0.00
--------------------------------------------------------------------------------
Expense Reimbursement                      0.00           0.00           0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***           0.00           0.00           0.00
--------------------------------------------------------------------------------

* The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.96% for Class A shares, 1.76% for Class B shares, and 1.73% for Class C shares through 00/00/0000.

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

                                      Kemper Intermediate Municipal Bond Fund| 9

Based on the figures at left (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example              1 Year          3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------





[ICON]--------------------------------------------------------------------------

              FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Ashton P. Goodfield                         Philip G. Condon
Lead Portfolio Manager                      o Began investment career in 1978
o Began investment career in 1986           o Joined the advisor in 1983
o Joined the advisor in 1986                o Joined the fund team in 1999
o Joined the fund team in 1998

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

10 |Kemper Intermediate Municipal Bond Fund

TICKER SYMBOL  CLASS:  A) KMBAX     B)KMBBX     C)KMBCX





Kemper
Municipal Bond Fund

The fund seeks high income that is exempt from federal income taxes while managing its portfolio in a way that is consistent with preservation of capital.

                                                  Kemper Municipal Bond Fund| 11

--------------------------------------------------------------------------------
The Fund's Strategy

The fund invests at least 80% of net assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they generally intend to keep it over 15 years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.

[ICON]--------------------------------------------------------------------------

              CREDIT QUALITY POLICIES

Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.

Up to 10% of the fund's bonds may be junk bonds (bonds rated below investment grade).

12 |Kemper Municipal Bond Fund

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

                                                  Kemper Municipal Bond Fund| 13

--------------------------------------------------------------------------------
The Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. The fact that the fund may emphasize investments in certain geographic regions or sectors of the municipal market increases this risk, because any factors affecting these regions or sectors could affect a large portion of the fund's securities.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, issuers, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

Long-term investors seeking tax-free income who can tolerate some risk to their principal may want to consider this fund.

--------------------------------------------------------------------------------

14 |Kemper Municipal Bond Fund

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. (The chart doesn't include sales charges, which would reduce returns.) The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year             Class A shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE.

BAR CHART DATA:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        00.00            00.00            00.00            00.00           00.00
--------------------------------------------------------------------------------
00.00            00.00            00.00            00.00           00.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1989    1990     1991     1992    1993    1994    1995     1996    1997    1998
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 1990            YTD return as of 9/30/1999: 0.00%
Worst quarter: -0.00%, Q0 1900

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------

                             Since                                    Since
                 Since       5/31/94        Since        Since        4/20/76
                 12/31/97    Life of        12/31/93     12/31/88     Life of
                 1 Year      Class B/C      5 Years      10 Years     Class A
--------------------------------------------------------------------------------
Class A          00.00%      --             00.00%       00.00%       00.00%
--------------------------------------------------------------------------------
Class B          00.00       00.00          --           --           --
--------------------------------------------------------------------------------
Class C          00.00       00.00          --           --           --
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
--------------------------------------------------------------------------------
                 00.00%      --             00.00%       00.00%       00.00%
--------------------------------------------------------------------------------

Total returns for 199x-199x would have been lower if operating expenses hadn't been maintained.

                                                  Kemper Municipal Bond Fund| 15

--------------------------------------------------------------------------------
How Much Investors Pay

The sales charge on purchases is deducted from your investment, and is shown as a percentage of the offering price. The contingent deferred sales charge is deducted from the proceeds when you sell, and is figured as a percentage of your initial cost or the value at the time you sell, whichever is less. The fund also has annual operating expenses, and as a shareholder, you pay them directly.

--------------------------------------------------------------------------------
Fee Table                                  Class A        Class B        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your
investment
--------------------------------------------------------------------------------
Maximum Sales Charge On Purchases          4.50%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge   None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from
fund assets
--------------------------------------------------------------------------------
Management Fee                             0.00%          0.00%          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                   None           0.00           0.00
--------------------------------------------------------------------------------
Other Expenses**                           0.00           0.00           0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.00           0.00           0.00
--------------------------------------------------------------------------------
Expense Reimbursement                      0.00           0.00           0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses              0.00           0.00           0.00
--------------------------------------------------------------------------------

* The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

16 |Kemper Municipal Bond Fund

Based on the figures at left (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example              1 Year          3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------

                                                  Kemper Municipal Bond Fund| 17

[ICON]--------------------------------------------------------------------------

              FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Philip G. Condon                              Matthew J. Caggiano
Co-Lead Portfolio Manager                     o Began investment career in 1989
o Began investment career in 1978             o Joined the advisor in 1989
o Joined the advisor in 1983                  o Joined the fund team in [YEAR]
o Joined the fund team in [YEAR]

Eleanor R. Brennan
Co-Lead Portfolio Manager
o Began investment career in 1986
o Joined the advisor in 1995
o Joined the fund team in 1998

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

18 |Kemper Municipal Bond Fund

TICKER SYMBOLS  CLASS: A) KCTAX     B) KCTBX     C) KCTCX





Kemper
California Tax-Free
Income Fund

The fund seeks high income that is exempt from California personal and regular federal income taxes.

                                      Kemper California Tax-Free Income Fund| 19

--------------------------------------------------------------------------------
The Fund's Strategy

The fund invests at least 80% of net assets in California municipal securities.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they generally intend to keep it over 15 years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.

[ICON]--------------------------------------------------------------------------
              CREDIT QUALITY POLICIES

Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.

Up to 10% of the fund's bonds may be junk bonds (bonds rated below investment grade).

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

                                      20 |Kemper California Tax-Free Income Fund

--------------------------------------------------------------------------------
The Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund concentrates in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order to meet obligations.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

This fund may suit California taxpayers who are in a moderate to high tax bracket and are seeking a long-term income investment that generates tax-free income.

--------------------------------------------------------------------------------

                                      Kemper California Tax-Free Income Fund| 21

o political or legal actions could change the way the fund's dividends are taxed

Kemper California Tax-Free Income Fund| 22

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. (The chart doesn't include sales charges, which would reduce returns.) The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year             Class A shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE.

BAR CHART DATA:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        00.00            00.00            00.00            00.00           00.00
--------------------------------------------------------------------------------
00.00            00.00            00.00            00.00           00.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1989    1990     1991     1992    1993    1994    1995     1996    1997    1998
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 1990            YTD return as of 9/30/1999: 0.00%
Worst quarter: -0.00%, Q0 1900

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------

                             Since                                    Since
                 Since       5/31/94        Since        Since        2/17/83
                 12/31/97    Life of        12/31/93     12/31/88     Life of
                 1 Year      Class B/C      5 Years      10 Years     Class A
--------------------------------------------------------------------------------
Class A          00.00%      --             00.00%       00.00%       00.00%
--------------------------------------------------------------------------------
Class B          00.00       00.00          --           --           --
--------------------------------------------------------------------------------
Class C          00.00       00.00          --           --           --
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
--------------------------------------------------------------------------------
                 00.00%      00.00%         00.00%       00.00%       00.00%
--------------------------------------------------------------------------------

Total returns for 199x-199x would have been lower if operating expenses hadn't been maintained.

                                      Kemper California Tax-Free Income Fund| 23

--------------------------------------------------------------------------------
How Much Investors Pay

The sales charge on purchases is deducted from your investment, and is shown as a percentage of the offering price. The contingent deferred sales charge is deducted from the proceeds when you sell, and is figured as a percentage of your initial cost or the value at the time you sell, whichever is less. The fund also has annual operating expenses, and as a shareholder, you pay them directly.

--------------------------------------------------------------------------------
Fee Table                                  Class A        Class B        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your
investment
--------------------------------------------------------------------------------
Maximum Sales Charge On Purchases          4.50%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge   None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from
fund assets
--------------------------------------------------------------------------------
Management Fee                             0.00%          0.00%          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                   None           0.00           0.00
--------------------------------------------------------------------------------
Other Expenses**                           0.00           0.00           0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.00           0.00           0.00
--------------------------------------------------------------------------------
Expense Reimbursement                      0.00           0.00           0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses              0.00           0.00           0.00
--------------------------------------------------------------------------------

* The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

24 |Kemper California Tax-Free Income Fund

Based on the figures at left (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example              1 Year          3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------

[ICON]--------------------------------------------------------------------------

              FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Eleanor R. Brennan                        Matthew J. Caggiano
Lead Portfolio Manager                    o Began investment career in 1989
o Began investment career in 1986         o Joined the advisor in 1989
o Joined the advisor in 1995              o Joined the fund team in [YEAR]
o Joined the fund team in [YEAR]

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                                      Kemper California Tax-Free Income Fund| 25

TICKER SYMBOLS  CLASS: A) KFLAX     B) KFLBX     C) KFLCX






Kemper
Florida Tax-Free
Income Fund

The fund seeks high income that is exempt from regular federal income tax.

26 |Kemper Florida Tax-Free Income Fund

--------------------------------------------------------------------------------
The Fund's Strategy

The fund invests at least 80% of net assets in municipal securities, and at least 65% of net assets in Florida municipal securities and other securities with comparable tax status and whose income is free from the Florida intangibles tax.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they generally intend to keep it over 15 years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.

[ICON]--------------------------------------------------------------------------

              CREDIT QUALITY POLICIES

Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality, or are issued or guaranteed by the U.S. government.

Up to 10% of the fund's bonds may be junk bonds (bonds rated below investment grade).

                                         Kemper Florida Tax-Free Income Fund| 27

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

28 |Kemper Florida Tax-Free Income Fund

--------------------------------------------------------------------------------
The Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund concentrates in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities. For example, the state's agricultural, retirement-related or tourism industries could experience cyclical downturns or long-term erosion, hurting the local economy.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

Florida residents who are looking for tax-free income and can invest for the long term may be interested in this fund.

--------------------------------------------------------------------------------

                                         Kemper Florida Tax-Free Income Fund| 29

o political or legal actions could change the way the fund's dividends are taxed


30 |Kemper Florida Tax-Free Income Fund

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. (The chart doesn't include sales charges, which would reduce returns.) The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year             Class A shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE.

BAR CHART DATA:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         00.00            00.00            00.00           00.00
--------------------------------------------------------------------------------
                  00.00            00.00            00.00           00.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 1991    1992     1993    1994    1995     1996    1997    1998
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 1990            YTD return as of 9/30/1999: 0.00%
Worst quarter: -0.00%, Q0 1900

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------

                                    Since                         Since
                        Since       5/31/94        Since          4/25/91
                        12/31/97    Life of        12/31/93       Life of
                        1 Year      Class B/C      5 Years        Class A
--------------------------------------------------------------------------------
Class A                 00.00%      --             00.00%         00.00%
--------------------------------------------------------------------------------
Class B                 00.00       00.00          --             --
--------------------------------------------------------------------------------
Class C                 00.00       00.00          --             --
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
--------------------------------------------------------------------------------
                        00.00%      00.00%         00.00%         00.00%
--------------------------------------------------------------------------------

Total returns for 199x-199x would have been lower if operating expenses hadn't been maintained.

                                         Kemper Florida Tax-Free Income Fund| 31

--------------------------------------------------------------------------------
How Much Investors Pay

The sales charge on purchases is deducted from your investment, and is shown as a percentage of the offering price. The contingent deferred sales charge is deducted from the proceeds when you sell, and is figured as a percentage of your initial cost or the value at the time you sell, whichever is less. The fund also has annual operating expenses, and as a shareholder, you pay them directly.

--------------------------------------------------------------------------------
Fee Table                                  Class A        Class B        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your
investment
--------------------------------------------------------------------------------
Maximum Sales Charge On Purchases          4.50%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge   None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from
fund assets
--------------------------------------------------------------------------------
Management Fee                             0.00%          0.00%          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                   None           0.00           0.00
--------------------------------------------------------------------------------
Other Expenses**                           0.00           0.00           0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.00           0.00           0.00
--------------------------------------------------------------------------------
Expense Reimbursement                      0.00           0.00           0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses              0.00           0.00           0.00
--------------------------------------------------------------------------------

* The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

32 |Kemper Florida Tax-Free Income Fund

Based on the figures at left (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example              1 Year          3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------





[ICON]--------------------------------------------------------------------------

              FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Eleanor R. Brennan                             Rebecca L. Wilson
Lead Portfolio Manager                         o Began investment career in 1986
o Began investment career in 1986              o Joined the advisor in 1986
o Joined the advisor in 1995                   o Joined the fund team in [YEAR]
o Joined the fund team in 1998

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                                         Kemper Florida Tax-Free Income Fund| 33

TICKER SYMBOLS CLASS:  A) KNTAX     B) KNTBX     C) KNTCX





Kemper
New York Tax-Free
Income Fund

The fund seeks high income that is exempt from New York state and New York City personal income taxes and regular federal income taxes.

34 |Kemper New York Tax-Free Income Fund

--------------------------------------------------------------------------------
The Fund's Strategy

The fund invests at least 80% of net assets in municipal securities, and at least 65% of net assets in New York municipal securities and other securities with comparable tax status.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and specific characteristics, such as call features. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlook and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio). Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.

[ICON]--------------------------------------------------------------------------
              CREDIT QUALITY POLICIES

Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.

Up to 10% of the fund's bonds may be junk bonds (bonds rated below investment grade).

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

                                        Kemper New York Tax-Free Income Fund| 35

--------------------------------------------------------------------------------
The Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund concentrates in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

This fund may interest New York resident taxpayers who are looking for tax-free income and are investing for the long term.

--------------------------------------------------------------------------------

36 |Kemper New York Tax-Free Income Fund

o political or legal actions could change the way the fund's dividends are taxed

                                        Kemper New York Tax-Free Income Fund| 37

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. (The chart doesn't include sales charges, which would reduce returns.) The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year             Class A shares
--------------------------------------------------------------------------------

The original document contains a bar chart here.
Bar chart data:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        00.00            00.00            00.00            00.00           00.00
--------------------------------------------------------------------------------
00.00            00.00            00.00            00.00           00.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1989    1990     1991     1992    1993    1994    1995     1996    1997    1998
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 1990            YTD return as of 9/30/1999: 0.00%
Worst quarter: -0.00%, Q0 1900

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------

                             Since                                    Since
                 Since       5/31/94        Since        Since        12/31/85
                 12/31/97    Life of        12/31/93     12/31/88     Life of
                 1 Year      Class B/C      5 Years      10 Years     Class A
--------------------------------------------------------------------------------
Class A          00.00%      --             00.00%       00.00%       00.00%
--------------------------------------------------------------------------------
Class B          00.00       00.00          --           --           --
--------------------------------------------------------------------------------
Class C          00.00       00.00          --           --           --
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
--------------------------------------------------------------------------------
                 00.00%      00.00%         00.00%       00.00%       00.00%
--------------------------------------------------------------------------------

Total returns for 199x-199x would have been lower if operating expenses hadn't been maintained.

38 |Kemper New York Tax-Free Income Fund

--------------------------------------------------------------------------------
How Much Investors Pay

The sales charge on purchases is deducted from your investment, and is shown as a percentage of the offering price. The contingent deferred sales charge is deducted from the proceeds when you sell, and is figured as a percentage of your initial cost or the value at the time you sell, whichever is less. The fund also has annual operating expenses, and as a shareholder, you pay them directly.

--------------------------------------------------------------------------------
Fee Table                                  Class A        Class B        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your
investment
--------------------------------------------------------------------------------
Maximum Sales Charge On Purchases          4.50%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge   None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from
fund assets
--------------------------------------------------------------------------------
Management Fee                             0.00%          0.00%          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                   None           0.00           0.00
--------------------------------------------------------------------------------
Other Expenses**                           0.00           0.00           0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.00           0.00           0.00
--------------------------------------------------------------------------------
Expense Reimbursement                      0.00           0.00           0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***           0.00           0.00           0.00
--------------------------------------------------------------------------------

* The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

                                        Kemper New York Tax-Free Income Fund| 39

Based on the figures at left (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example              1 Year          3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------





[ICON]--------------------------------------------------------------------------

              FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Ashton P. Goodfield                            Eleanor R. Brennan

Lead Portfolio Manager                         o Began investment career in 1986
o Began investment career in 1986              o Joined the advisor in 1995
o Joined the advisor in 1986                   o Joined the fund team in 1998
o Joined the fund team in 1999

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

40 |Kemper New York Tax-Free Income Fund

TICKER SYMBOLS CLASS:  A) KOHAX     B) KOHBX     C) KOHCX





Kemper
Ohio Tax-Free
Income Fund

The fund seeks high income that is exempt from Ohio personal and regular federal income taxes.

                                            Kemper Ohio Tax-Free Income Fund| 41

--------------------------------------------------------------------------------
The Fund's Strategy

The fund invests at least 80% of net assets in municipal securities, and at least 65% of net assets in Ohio municipal securities and other securities with comparable tax status.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and normally prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they generally intend to keep it over 15 years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.

[ICON]--------------------------------------------------------------------------
              CREDIT QUALITY POLICIES

Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.

Up to 10% of the fund's bonds may be junk bonds (bonds rated below investment grade).

42 |Kemper Ohio Tax-Free Income Fund

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

                                            Kemper Ohio Tax-Free Income Fund| 43

--------------------------------------------------------------------------------
The Risks Of Investing In The Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund concentrates in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities. For example, the state's manufacturing or agricultural industries could experience cyclical downturns or long-term erosion, hurting the local economy.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

This fund is designed for Ohio investors in moderate to high tax brackets who are looking for a long-term investment that seeks to offer tax-free income.

--------------------------------------------------------------------------------

44 |Kemper Ohio Tax-Free Income Fund

o political or legal actions could change the way the fund's dividends are taxed

                                            Kemper Ohio Tax-Free Income Fund| 45

--------------------------------------------------------------------------------
Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. (The chart doesn't include sales charges, which would reduce returns.) The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year             Class A shares
--------------------------------------------------------------------------------

The original document contains a bar chart here.
Bar chart data:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            00.00            00.00                     00.00
--------------------------------------------------------------------------------
                     00.00            00.00             00.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    1993    1994    1995     1996      1997            1998
--------------------------------------------------------------------------------

Best quarter: 0.00%, Q0 1990            YTD return as of 9/30/1999: 0.00%
Worst quarter: -0.00%, Q0 1900

--------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
--------------------------------------------------------------------------------

                                    Since                         Since
                        Since       5/31/94        Since          3/22/93
                        12/31/97    Life of        12/31/93       Life of
                        1 Year      Class B/C      5 Years        Class A
--------------------------------------------------------------------------------
Class A                 00.00%      --             00.00%         00.00%
--------------------------------------------------------------------------------
Class B                 00.00       00.00          --             --
--------------------------------------------------------------------------------
Class C                 00.00       00.00          --             --
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
--------------------------------------------------------------------------------
                        00.00%      00.00%         00.00%         00.00%
--------------------------------------------------------------------------------

Total returns for 199x-199x would have been lower if operating expenses hadn't been maintained.

46 |Kemper Ohio Tax-Free Income Fund

--------------------------------------------------------------------------------
How Much Investors Pay

The sales charge on purchases is deducted from your investment, and is shown as a percentage of the offering price. The contingent deferred sales charge is deducted from the proceeds when you sell, and is figured as a percentage of your initial cost or the value at the time you sell, whichever is less. The fund also has annual operating expenses, and as a shareholder, you pay them directly.

--------------------------------------------------------------------------------
Fee Table                                  Class A        Class B        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your
investment
--------------------------------------------------------------------------------
Maximum Sales Charge On Purchases          4.50%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge   None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from
fund assets
--------------------------------------------------------------------------------
Management Fee                             0.00%          0.00%          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                   None           0.00           0.00
--------------------------------------------------------------------------------
Other Expenses**                           0.00           0.00           0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses            0.00           0.00           0.00
--------------------------------------------------------------------------------
Expense Reimbursement                      0.00           0.00           0.00
--------------------------------------------------------------------------------
Net Annual Operating Expenses***           0.00           0.00           0.00
--------------------------------------------------------------------------------

* The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
THE INVESTMENT ADVISOR

The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.00% of its average daily net assets.

                                            Kemper Ohio Tax-Free Income Fund| 47

Based on the figures at left (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example              1 Year          3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares       $0,000          $0,000           $0,000           $0,000
--------------------------------------------------------------------------------
Class B shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------
Class C shares       0,000           0,000            0,000            0,000
--------------------------------------------------------------------------------





[ICON]--------------------------------------------------------------------------

              FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Eleanor R. Brennan                            Rebecca L. Wilson
Lead Portfolio Manager                        o Began investment career in 1986
o Began investment career in 1986             o Joined the advisor in 1986
o Joined the advisor in 1995                  o Joined the fund team in 1998
o Joined the fund team in [YEAR]


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

48 |Kemper Ohio Tax-Free Income Fund

--------------------------------------------------------------------------------
Other Policies And Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy for investing 80% of assets for each fund cannot be changed without shareholder approval.

o As a temporary defensive measure, any of these funds could shift up to 100% of assets into investments such as taxable money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Scudder Kemper establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit ratings. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the shareholders' best interests.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and has researched the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

This prospectus doesn't tell you about every policy or risk of investing in a fund. For more information, you may want to request a copy of the SAI (the back cover has additional information on how to do this).

--------------------------------------------------------------------------------

                                                    Other Policies and Risks| 49

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Kemper Intermediate Municipal Bond Fund

Kemper Municipal Bond Fund

Kemper California Tax-Free Income Fund

Kemper Florida Tax-Free Income Fund

Kemper New York Tax-Free Income Fund

Kemper Ohio Tax-Free Income Fund


50 |Financial Highlights

Investing In The Funds

The following pages tell you about many of the services, choices and benefits of being a Kemper Funds shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or other investment provider, such as a workplace retirement plan.

--------------------------------------------------------------------------------
Choosing A Share Class

In this prospectus, there are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

-------------------------------------------------------------------------------------
Classes and features                         Points to help you compare
-------------------------------------------------------------------------------------
Class A

o Sales charges of up to 4.5% (2.75%         o Some investors may be able to reduce
  for Kemper Intermediate Municipal            or eliminate their sales charges;
  Bond Fund), charged when you buy shares      see next page

o In most cases, no charges when you         o Annual expenses are lower than those
  sell shares                                  for Class B or Class C

o No marketing/distribution fee

-------------------------------------------------------------------------------------

Class B

o  No charges when you buy shares            o  The contingent deferred sales charge
                                                rate falls to zero after six years
o  Contingent deferred sales charge
   of up to 4.00%, charged when you sell     o  Shares automatically convert to Class A
   shares you bought within the last six        after six years, which means
   years                                        lower annual expenses going forward

o  0.75% marketing and distribution fee

-------------------------------------------------------------------------------------

Class C

o No charges when you buy shares             o The contingent deferred sales charge
                                               rate is lower, but your shares
o Contingent deferred sales charge of          never convert to Class A, so annual
  1.00%, charged when you sell shares          expenses remain higher
  you bought within the last year

o 0.75% marketing and distribution fee
-------------------------------------------------------------------------------------

51 | Choosing A Share Class

Classes and features

Class A shares

Class A shares have a sales charge that varies with the amount you invest:


                         Sales charge             Sales charge
                         as a % of                as a % of
Amount of Purchase       offering price           net asset value

All Funds except
Intermediate Municipal Fund

Less than $100,000          4.50%                      4.71%
$100,000 but less           3.50                       3.63
than $250,000
$250,000 but less           2.60                       2.67
than $500,000
$500,000 but less           2.00                       2.04
than $1 million
$1 million and over         0.00**                     0.00**

Intermediate Municipal
Fund Only

Less than $100,000          2.75                       2.83
$100,000 but less           2.50                       2.56
than $250,000
$250,000 but less           2.00                       2.04
than $500,000
$500,000 but less           1.50                       1.52
than $1 million
$1 million and over         0.00**                     0.00**

----------

*        Rounded to nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.


NAV Purchases

Class A shares of a fund may be purchased at net asset value by:

o shareholders in connection with the investment or reinvestment of income and capital gain dividends

o        any purchaser with Kemper Funds investment totals of at least
         $1,000,000

o unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors

                                                      Choosing A Share Class| 53
         through reinvestment programs described in the prospectuses of such trusts that have such programs

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 in Class A shares over the next 24 months ("letter of intent")

o the amount of Class A shares of most Kemper funds you already own (including shares in certain other Kemper funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in Class A shares several of most Kemper funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

54 |Choosing A Share Class

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. ("Large Order NAV Purchase Privilege")

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

--------------------------------------------------------------------------------

                                                      Choosing A Share Class| 55

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which they charge an annual marketing/ distribution fee of 0.75%. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares                 CDSC on shares you sell
--------------------------------------------------------------------------------
First year                                   4.00%
--------------------------------------------------------------------------------
Second or third year                         3.00
--------------------------------------------------------------------------------
Fourth or fifth year                         2.00
--------------------------------------------------------------------------------
Sixth year                                   1.00
--------------------------------------------------------------------------------
Seventh year and later                       None (automatic conversion
                                             to Class A)
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who'd prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

--------------------------------------------------------------------------------

56 |Choosing A Share Class

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan that allows them to charge an annual marketing/ distribution fee of
0. 75%. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

                                        CDSC on shares you
Year after you bought shares            sell
--------------------------------------------------------------------------------
First year                              1.00%
--------------------------------------------------------------------------------
Second year and later                   None
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

--------------------------------------------------------------------------------


                                                      Choosing A Share Class| 57

--------------------------------------------------------------------------------
How to Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

----------------------------------------------------------------------------------------
First investment                             Additional investments
----------------------------------------------------------------------------------------

$1,000 or more for regular accounts          $100 or more for regular accounts

$250 or more for IRAs                        $50 or more for IRAs

$50 or more with an Automatic                $50 or more with an Automatic
Investment Plan                              Investment Plan

----------------------------------------------------------------------------------------

Through a financial representative

o Contact your representative using          o Contact your representative using
  the method that's most convenient            the method that's most convenient
  for you                                      for you

----------------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application           o Send a check and a Kemper
                                               investment slip to us at the
o Send it to us at the appropriate             appropriate address below
  address, along with an investment
  check                                      o If you don't have an investment slip,
                                               simply include a letter with your name,
                                               account number, the full name of the
                                               fund and the share class and your
                                               investment instructions

----------------------------------------------------------------------------------------

By wire

o  Call (800) 621-1048 for instructions      o Call (800) 621-1048 for instructions

----------------------------------------------------------------------------------------

By phone

o -                                          o Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------------

With an automatic investment plan

o -                                          o To set up regular investments, call
                                               (800) 621-1048

----------------------------------------------------------------------------------------

On the internet

o Follow the instructions at                 o Follow the instructions at
  www.kemper.com                               www.kemper.com

----------------------------------------------------------------------------------------

Regular mail: Kemper Funds, PO Box 219415, Kansas City, MO 64121-9415

Express, registered, or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 800-818-7526 (for exchanging and selling only)


58 | How to Buy Shares

--------------------------------------------------------------------------------
How to Exchange Or Sell Shares

Use these instructions to exchange or sell shares in your account.

----------------------------------------------------------------------------------------
Exchanging into another fund                 Selling shares
----------------------------------------------------------------------------------------

$1,000 or more to open a new account         Some transactions, including most for
                                             over $50,000, can only be ordered in
$100 or more for exchanges between           writing with a signature guarantee; if
existing accounts                            you're in doubt, see page 00

----------------------------------------------------------------------------------------

Through a financial representative

o Contact your representative by the         o Contact your representative by the
  method that's most convenient for you        method that's most convenient for you

----------------------------------------------------------------------------------------

By phone or wire

o Call (800) 621-1048 for instructions       o Call (800) 621-1048 for instructions

----------------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:                Write a letter that includes:

o the fund, class and account number         o the fund, class and account number
  you're exchanging out of                     from which you want to sell shares

o the dollar amount or number of shares      o the dollar amount or number of shares
  you want to exchange                         you want to sell

o the name and class of the fund you         o your name(s), signature(s) and address,
  want to exchange into                        as they appear on your account

o your name(s), signature(s) and address,    o a daytime telephone number
  as they appear on your account

o a daytime telephone number

----------------------------------------------------------------------------------------

With a systematic exchange plan              With a systematic withdrawal plan

o To set up regular exchanges from           o To set up regular cash payments from
  a Kemper fund account, call                  a Kemper fund account, call
  (800) 621-1048                               (800) 621-1048

----------------------------------------------------------------------------------------

On the internet

o Follow the instructions at                 o Follow the instructions at
  www.kemper.com                               www.kemper.com

----------------------------------------------------------------------------------------

                                             How to Exchange Or Sell Shares:| 59

--------------------------------------------------------------------------------
Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares you'll generally receive the dividend for the day on which your shares were sold. The level of income dividends will vary from one class to another based on the class' fees and expenses.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information


60 |Policies You Should Know About
on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.

EXPRESS-Transfer lets you set up a link between a Kemper account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send or accept wires of $1,000 or more.

Exchanges among Kemper funds are an option for most shareholders. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www. kemper.com to get up-to-date information, review balances or even place orders for exchanges.

--------------------------------------------------------------------------------

                                              Policies You Should Know About| 61

When you want to sell more than $50,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CSDC first. Exchanges from one Kemper fund into another don't affect CDSCs: for each investment you make, the date you first bought Kemper shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner)

o withdrawals made through a systematic withdrawal plan. For Class A shares purchased through the Large Order NAV Purchase Privilege and Class C shares, such withdrawals maybe made at a maximum of 10% per year of the net asset value of the account.

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

--------------------------------------------------------------------------------

62 |Policies You Should Know About

o For Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the applicable commission.

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you sell shares in a Kemper fund and then decide to invest with Kemper again within six months, you can take of advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Kemper. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CSDC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that

                                              Policies You Should Know About| 63
check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

64 |Policies You Should Know About

How the funds calculate share price

For each fund in this prospectus, the price at which you buy shares is as follows:

Class A shares - net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

Class B and Class C shares - net asset value per share, or NAV

To calculate NAV, each share class of each fund uses the following equation:

 TOTAL ASSETS - TOTAL LIABILITIES
---------------------------------- = NAV
TOTAL NUMBER OF SHARES OUTSTANDING

For each fund and share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.


                                              Policies You Should Know About| 65

Other rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o        calculate NAV more than once a day

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

66 |Policies You Should Know About

--------------------------------------------------------------------------------
Understanding Distributions And Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) A fund may not always pay a distribution for a given period.

The funds have a regular schedule for paying out any earnings to shareholders:

o        Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TEXT.

--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

--------------------------------------------------------------------------------

                                       Understanding Distributions And Taxes| 67

Dividends from these funds are generally tax free for most shareholders, meaning that investors can receive them without incurring federal, state, and (for some investors) local income tax liability. However, there are a few exceptions:

o a portion of each fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

68 |Understanding Distributions And Taxes

--------------------------------------------------------------------------------
To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

SEC File Numbers

Kemper California Tax-Free Income Fund

Kemper Florida Tax-Free Income Fund

Kemper Intermediate Municipal Bond Fund

Kemper Municipal Bond Fund

Kemper New York Tax-Free Income Fund

Kemper Ohio Tax-Free Income Fund

PRINCIPAL UNDERWRITER

Kemper Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606-5808

www.kemper.com E-mail info@kemper.com

Tel (800) 621-1048XXXX-0 (12/1/99) 000000

                                                     To Get More Information| 69

                          KEMPER TAX-FREE INCOME FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 1, 2000


           Kemper National Tax-Free Income Series ("National Trust"):
                  Kemper Municipal Bond Fund ("Municipal Fund")
     Kemper Intermediate Municipal Bond Fund ("Intermediate Municipal Fund")


              Kemper State Tax-Free Income Series ("State Trust"):
           Kemper California Tax-Free Income Fund ("California Fund")
              Kemper Florida Tax-Free Income Fund ("Florida Fund")
             Kemper New York Tax-Free Income Fund ("New York Fund")
                 Kemper Ohio Tax-Free Income Fund ("Ohio Fund")


               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048

Kemper Tax-Free Income Funds are two open-end management investment companies ("Trusts"); the National Trust and the State Trust that together offer a choice of six investment portfolios ("Funds").


This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for the Trusts. It should be read in conjunction with the combined prospectus of the Trusts dated January 1, 2000. The prospectus may be obtained without charge from the Trusts by writing to Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606-5808 or calling 1-800-621-1048.


                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS......................................................2
INVESTMENTS..................................................................4
INVESTMENT POLICIES AND TECHNIQUES..........................................11
DIVIDENDS AND TAXES.........................................................17
PERFORMANCE.................................................................21
INVESTMENT MANAGER AND UNDERWRITER..........................................35
BROKERAGE COMMISSIONS.......................................................46
PURCHASE, REPURCHASE AND REDEMPTION OF SHARES...............................47
PURCHASE OF SHARES..........................................................47
REDEMPTION OR REPURCHASE OF SHARES..........................................51
OFFICERS AND TRUSTEES.......................................................58
Capital Structure...........................................................66
APPENDIX -- RATINGS OF INVESTMENTS..........................................68

The financial statements appearing in the Trusts' 1999 Annual Reports to Shareholders are incorporated herein by reference. The financial statements for the Fund for which this Statement of Additional Information is requested accompany this document.

INVESTMENT RESTRICTIONS

Certain fundamental investment restrictions have been adopted for each Fund which cannot be changed for a Fund without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended, (the "1940 Act") this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The Municipal Fund and the Intermediate Municipal Fund have elected to be classified as diversified series of an open-end investment company. The California Fund, the Florida Fund, the New York Fund and the Ohio Fund have elected to be classified as non-diversified series of an open-end investment company.

Each Fund may not, as a fundamental policy:


1. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time

3. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


4.   Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities.

5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

6. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.


7. Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. In the event a Fund acquires illiquid assets as a result of the exercise of a security interest relating to Municipal Securities, the Fund will dispose of such assets as promptly as possible. A Fund may invest more than 25% of its net assets in industrial development bonds. For purposes of diversification, identification of the issuer of a Municipal Security depends on the terms and conditions of the obligation. Each Fund considers the issuer to be the party with the primary financial obligation for the issue. The Funds did not borrow money as permitted by the investment restrictions for the Municipal, Intermediate Municipal, California, Florida, New York, and Ohio Funds in the latest fiscal year. None of the Funds have any present intention of borrowing during the current year.


Each Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

1. Invest for the purpose of exercising control or management of another issuer.

2. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

3.   Invest more than 15% of its net assets in illiquid securities.

The Municipal Fund and the Intermediate Municipal Fund have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. These Funds may not:

1. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credit as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

2. Pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

3. Write, purchase or sell puts, calls or combinations thereof, except in accordance with its investment objective and policies.

4. Make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The California Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. This Fund may not:

1. Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

2. Pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

3. Write, purchase or sell puts, calls or combinations thereof, except in accordance with its investment objective and policies.

4. Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Florida Fund, New York Fund, and Ohio Fund have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. These Funds may not:

1. Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credit as may be necessary for the clearance of transactions; however, it may make margin deposits in connection with financial futures and options transactions.

2. Pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of its net assets to secure borrowings.

3. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

4. Make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

Master/feeder fund structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

INVESTMENTS

MUNICIPAL SECURITIES. The yields on Municipal Securities are dependent on a variety of factors, including general money market conditions, general conditions of the Municipal Securities market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Services, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff") represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields while Municipal Securities of the same maturity and coupon with different ratings may have the same yield.

The Funds may invest in tax-exempt leases. A tax-exempt lease is an obligation, often a lease purchase or installment contract, pursuant to which a governmental user of a capital asset, such as an item of equipment, agrees to make payments of the purchase price plus interest over a period of years, normally with the right to purchase the asset at the termination of the lease for a nominal amount. Tax-exempt leases normally have a term of only two to seven years, a relatively short period of time, and often have a higher interest rate than tax-exempt investments of a comparable term. Currently, it is anticipated that not more than 5% of the net assets of a Fund will be invested in tax-exempt leases during the coming year.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

The National Funds do not intend to invest more than 25% of their total assets in any one state.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

SPECIAL RISK FACTORS. The following information as to certain risk factors is given to investors because each State Fund concentrates its investments in Municipal Securities (as defined in the prospectus) of a particular state. Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of state issuers. Investors should remember that rating agencies do change ratings periodically so that ratings mentioned here may have changed.


California Fund. TO BE UPDATED As described in the California Fund's prospectus, the Fund will invest in bonds issued by the State of California or its political subdivisions. The Fund is therefore subject to various statutory, political and economic factors unique to the State of California. Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on California securities owned by the Fund. The information is derived from various public sources, all of which are available to investors generally, and which the Fund believes to be accurate.

The State of California's economy continues to improve. As one of the last states to emerge from the recession, California is now leading the country in job growth. The State's employment make-up shift from defense and aerospace industries to technology, multimedia, and trade has lead the State through this recovery. The unemployment rate is trending down; personal income continues to increase; deficit borrowing has ceased; and the State is attempting to replenish its thin reserves.

On an unaudited basis, California finished FY98 with an operating surplus in its General Fund of approximately $2.2 billion, 4% of General Fund revenues. Some of this surplus has been added to the State's Special Fund for Economic Uncertainties (SFEU), bringing the balance of that fund to $1.8 billion as of June 30, 1998, 3.2% of General Fund revenues. This marks the third year in a row in which the SFEU had a positive balance and the State did not have to rely on deficit borrowing.

After much debate and many revisions, the State adopted its FY99 budget on August 21, 1998, one and a half months late. The favorable financial position of the State created a budget stalemate over the issue of how to spend the large surplus. The adopted FY99 budget reflects General Fund revenues totaling $57.0 billion, a 4.2% increase over FY98, and expenditures totaling $57.3 billion, up 7.3% over FY98. The projected short fall in revenues will be covered by a draw down of the SFEU. The State projects to end FY99 with a SFEU balance of $1.25 billion, 2% of General Fund revenues. Expenditure increases are focused on education and incarceration spending. Governor Wilson also signed State legislation which provides for over $1.4 billion in tax cuts. The central element is the phasing in of a 75% reduction in the State's motor vehicle license fee; this will eventually amount to $1 billion annual savings for taxpayers.

California continues to lead the nation in terms of job growth. The State added 377,500 nonfarm jobs in the last twelve months. In September, 1998, the State added 35,500 jobs, 51% of the 69,000 jobs added nationwide. The growth in jobs is concentrated in high technology industries, specifically: computer software, electronics manufacturing, and motion picture production. This growth has brought the State's unemployment rate down to the 1997 average of 6.3% versus 4.9% for the national average. In September, 1998, the State's unemployment rate was 5.8%; the national average was 4.5%. Personal income grew by 7% in 1998 over 1997.

California's per capita personal income for 1997 was $26,570, 104% of the national average. California's per capita income, as a percent of the national average, declined from 115% in 1985 to a low of 103% in 1994. In 1995 the ratio increased to 104%, where it remained in 1996 and 1997.

International trade is a strong part of the State's economy. Recent economic turmoil in Asia has led to decreases in trade with these countries, however, California has experienced trade increases with Europe and NAFTA countries. These offsetting measures have led to no change in Made-In-California exports during the first six months of 1998 over the same period in 1997.

California is one of the largest issuers of municipal debt with $25 billion of debt outstanding. The size of the State and its wealth levels lessen the impact that debt of that magnitude could have. The State's debt per capita is $773, 122% of the national average. Debt service as a percent of per capita income is 3%, 110% of the national average. In FY97, annual debt service as a percent of General Fund expenditures was a manageable 4%. California currently has $15.2 billion of authorized but unissued debt for infrastructure needs in schools and for transportation projects. This backlog reflects the recent proposal for $9.2 billion of bonds that passed in the November 3, 1998 election.

The State's cash flow position has improved dramatically in the last year. California has ceased its practice of relying on interfund borrowing to offset cash flow volatility between fiscal years. As of June 30, 1998 the State had no outstanding loans from internal borrowable resources. This compares to the $1.2 billion that the State had outstanding as of June 30, 1997. Improving financial conditions allow the State to rely less on this source of temporary cash flow relief; this is also evidenced by the decrease in borrowing in the note market. California issued $1.7 billion of Revenue Anticipation Notes in September, 1998 for FY99. This represents a 57% decrease in cash flow borrowing from FY98.

California is benefiting from a strong economy which has lead to improved finances, specifically an improved cash flow position.

As of December 29, 1998, all outstanding general obligation bonds of the State of California were rated Aa3 by Moody's and A+ by S&P.


In recent years, California voters have approved a number of changes to the State constitution that have limited the ability of State and local issuers to raise revenues and adjust appropriations.

In 1978, California voters approved Proposition 13 which added Article XIII A to the California Constitution. Article XIII A changed the definition of assessed property value and placed restrictions on a taxing entity's ability to increase real property taxes. In 1979, voters also approved Proposition 4, the so-called Gann Initiative, which added Article XIII B to the California Constitution. The purpose of Article XIII B was to limit the annual appropriations of the State and any local government unit to the level of appropriations for the prior year, as adjusted for changes in cost of living, population and services required.
Article XIII B also specified that debt service obligations incurred prior to January 1, 1979 were excluded from the appropriations limits.

In the general elections of 1986, 1988, 1990 and 1996, California voters approved various measures that amended Article XIII A and XIII B and added
Article XIII C and XIII D to the State Constitution. Propositions 58 and 60 clarified the definitions of "purchased property" and "change of ownership" found in Article XIII A. Proposition 98, in addition to guaranteeing a percent of State funding for public schools, modified Article XIII B to permit excess State revenues to be transferred to public schools and community colleges rather than returned to taxpayers. Proposition 111 amended Article XIII B to ease restrictions on certain expenditure categories in calculating the annual appropriation ceiling. Article XIII C and XIII D place additional requirements on revenue raising abilities of local government units. Finally, on

November 5, 1996, California voters approved Proposition 218, called the "Right to Vote on Taxes Act." This constitutional amendment restricts local governments' ability to raise or extend taxes without voter consent, places restrictions on the ability to charge certain fees and assessments, and makes it easier for voters to use the initiative process to reduce or repeal existing taxes.

Future voter initiatives, if proposed and adopted, could further modify Articles XIII A, XIII B, XIII C, and XIII D and place increased pressures on the State and local entities' ability to raise revenue and adjust appropriations.





Florida Fund. TO BE UPDATED As described in the Florida Fund's prospectus, the Fund will invest in bonds issued by the State of Florida or its political subdivisions. The Fund is therefore subject to various statutory, political and economic factors unique to the State of Florida. Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on Florida securities owned by the Fund. The information is derived from various public sources, all of which are available to investors generally, and which the Fund believes to be accurate.

Florida has experienced substantial population increases as a result of migration to Florida from other areas of the United States and from foreign countries. This trend is expected to continue. Florida's growth was close to three times the national average during the 1980's. This growth rate raised concerns about the need for resource management and conservation. The growth has slowed recently but still remains at about twice the national growth rate of 1% annually. The growth rate of Florida is expected to remain well above average for the indefinite future. According to the 1990 census report, Florida was the fourth most populous state in the nation with a population of 12.9 million. This represented an increase of 31% over its 1980 population of 9.7 million. Florida's population is expected to be 15.5 million by the year 2000. Increases in State revenues will be necessary to meet the increased burdens on the various public and social services provided by the State of Florida.

Florida's ability to increase revenues and meet the needs of its population will depend in part on its ability to foster business and economic growth as well as to diversify its economy beyond its traditional reliance on agriculture and tourism. The current Florida Economic Consensus Estimating Conference forecast (February 28, 1997) shows that the Florida economy, as measured by the size of its labor force, is expected to grow at a moderate pace. The labor force is projected to gradually increase, with projected growth of 2.7% for the full year 1998 and 1999. Thereafter, the growth rate is expected to decline to 2.4% in 2000. Growth in nonagricultural payrolls was up 4.0% to a level of 6.51 million jobs in 1997 and service industry payrolls continued to grow and are projected to increase by 99,100 jobs, or 4.4% for the full year 1998. The growth for 1999 is projected to slow to 3.3%, with payrolls expanding by 77,400 jobs. In 2000 the growth rate is expected to increase slightly to 3.4%. Service sector businesses are expected to add another 83,500 jobs to their payrolls. The trade sector is second only to the service industry in terms of the number of jobs added to payrolls. In total, it is expected that 500,000 jobs will be added to Florida's payrolls between 1998 and 2000, with the trade and services industries expected to account for 372 -- of these jobs or about 74% of all new jobs.

Overall, the growth in the service industry, including health care and business services, adds to the diversification of Florida's economy. Tourism continues to be an important element of Florida's economy and the number of out-of-state visitors grew 5.2% during 1996, surpassing the 43 million visitor count for the first time. 1997 estimates projected an increase of 1.7% or 720,000 visitors over 1996's record level. The number of tourists visiting Florida is affected by such factors as the weather in the northern states, the political and economic climate in foreign countries from which visitors come to Florida (e.g. Canada and South America) and the general state of the U.S. economy.

Another important element of Florida's growth is the construction industry. After a slight decline in 1996, total construction spending in Florida rebounded in 1997 with the total growing 9.5% (5.9% after adjsutment for inflation). Spending growth for construction is projected to growth 3.8% for the full year 1998 - an increase of 1.7% on an inflation-adjusted basis. It is then expected to slow to a growth of 1.1% in 1999 - a decline of 0.7% after adjustment for inflation.


In 1992, Florida voters approved a constitutional amendment referred to as "Save Our Homes." This amendment limits ad valorem taxes on homestead properties and restricts the ability of taxing entities to increase real property taxes. While property taxes levied for payment of debt service are not restricted by the limitation, the overall creditworthiness of the governmental entity may be adversely affected. Taxing entities consisting primarily of residential areas, particularly school districts, and those entities close to their tax rate limitations are most likely to be adversely affected.

Under current law, the State of Florida is required to maintain a balanced budget such that current expenses are met from current revenues. Although Florida does not currently impose an individual income tax, it does impose a corporate income tax that is allocable to the State, in addition to an ad valorem tax on intangible personal property and sales and use taxes. These taxes are a major source of funds to meet Florida expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State, without recourse to any specific project.

The greatest single source of state tax receipts is the sales and use tax. This is projected to amount to $11.0 billion for fiscal year 1997-8. The sales and use tax is 6%. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which it is collected. In addition, local governments may (by referendum) assess a 1% sales surtax within their county.

Despite Florida's rapid growth and recent acceleration in debt financing, the State's debt burden remains lower than that of other large population states. Net debt payable from state revenues as of June 30, 1997 is $534.25 per capita.


Fiscal year 1998 has benefited from a continued strong economy. The corporate income tax and the sales tax have consistently outpaced budgeted amounts. An additional $280 million has been added to the year's total revenues during the month of October.

The State's economy should continue to benefit from good population growth, economic diversification and an increase in foreign trade. These positive economic factors combined with the State's moderate debt burden suggest a certain level of stability in the State's credit outlook.


As of mid-December 1998, the State's general obligation debt was rated Aa2 by Moody's and AA+ by S&P.

New York Fund. TO BE UPDATED As described in the New York Fund's prospectus, the Fund will invest in bonds issued by the State of New York or its political subdivisions. The Fund is therefore subject to various statutory, political and economic factors unique to the State of New York. Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on New York securities owned by the Fund. The information is derived from various public sources, all of which are available to investors generally, and which the Fund believes to be accurate.


The State of New York passed its FY99 budget by May 1, 1998, the State's fourteenth consecutive late budget. Despite this lack of fiscal responsibility, we believe the State has improved, benefiting from the strength of the economy, locally and nationally. The major obstacle for this year's budget was allocating the $2 billion FY98 General Fund surplus. Although politics in New York State prove to be an obstacle in the budget process, the State has limited expenditure growth while income tax and sales tax collections have led to repeated operating surpluses.

The State's FY98 General Fund surplus of $2 billion, on a cash accounting basis, was 6% of revenues. Higher than expected income tax revenues and lower than expected social service costs accounted for the surplus. New York used almost $1.1 billion of the surplus to finance expenditures in the FY99 budget. Of the remaining balance, $68 million was transferred to the Tax Stabilization Fund, currently valued at an all-time high of $400 million, 1.2% of revenues. The State also transferred $30 million to the Contingency Reserve Fund, bringing that balance to $100 million. The remaining $800 million is currently in a general reserve which has yet to be allocated. The Budget Office anticipates this reserve will be used to fund the Governor's plan to increase the State's share of education expenses for local schools in outlying years.

The State's FY99 budget projects General Fund expenditures to total $37 billion, a 7% increase over FY98. Nearly one-half of the annual increase in expenditures is going to education, while Medicaid and other social service areas share in the remaining increase. Average growth in appropriations over the last three years has averaged less than 2.4%. New York's ability to limit expenditure growth to less than the inflation rate has helped to reign in the projected budget gaps. The State is projecting a gap of $1.3 billion in FY00. This figure is down from the level of previously anticipated gaps for FY96, FY97, and FY98 of $5 billion, 3.9 billion, and $2.3 billion, respectively.

New York State's economy continues to grow at a modest rate. The State's unemployment rate was 6.4% in 1997, 130% of the national average. The State's unemployment rate in August, 1998, was 5.1%; the national average in this period was 4.5%. Job growth in the service and trade sectors accounts for the largest share of the drop in the unemployment rate. Business services specifically have been leading the growth, however recent turmoil in the financial markets will have an impact on this sector. Job growth has led to increases in the State's wealth levels; personal income was up 5.7% in 1997. In 1997 the State's per capita income was $30,752, 120% of the national average.

The State's debt burden is high, but manageable given the State's size. It currently has $57 billion in direct and appropriation debt outstanding. The State's annual debt service obligation was $2.7 billion in FY98, 4.5% of Government Fund expenditures. Debt per capita in the State is $3,146, 475% of the Moody's average. For each of the next five years, the State anticipates that new debt issuance will exceed scheduled debt retirement in excess of $1.5 billion. Due to the size of the State's budget and its high wealth levels, we believe that the current and proposed debt burden is high but within the means of the State.





In 1975, New York City (the "City") suffered several financial crises. To help the City out of its financial difficulties, the State legislature created the Municipal Assistance Corporation ("MAC") in 1975. MAC has the authority to issue bonds and notes and pay or lend the proceeds to the City. MAC also has the authority to exchange its obligations for City obligations. MAC bonds are payable out of certain State sales and use taxes imposed within the City, State stock transfer taxes and per capita State aid to the City. The State is not, however, obligated to continue these taxes, nor to continue appropriating revenues from these taxes, nor to continue the appropriation of per capita State aid to pay MAC obligations. MAC does not have taxing powers, and its bonds are not obligations enforceable against either the City or the State.


Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 its financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City was required to submit annually to the Control Board a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with generally accepted accounting principles. Although the Control Board's powers of prior approval were suspended effective

June 30, 1986 because the City had satisfied certain statutory conditions, the City continues to submit four year plans to the Control Board for its review. The City completed fiscal year 1995 with a balanced budget.




As of December 29, 1998, all outstanding general obligation bonds o fthe State of New York were rated A2 by Moody's and A by S&P.

Ohio Fund. TO BE UPDATED As described in the Ohio Fund's prospectus, the Fund will invest in bonds issued by the State of Ohio or its political subdivisions. The Fund is therefore subject to various statutory, political and economic factors unique to the State of Ohio. Discussed below are some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on Ohio securities owned by the Fund. The information is derived from various public sources, all of which are available to investors generally, and which the Fund believes to be accurate.

The State of Ohio enjoyed stronger than expected economic growth in the last twelve months. The State's General Fund benefited from a surge in income tax receipts as a result of the strong economy and its record low unemployment levels. The General Revenue Fund finished FY98 with its fifth consecutive budget surplus.

The State finished FY98 with an unencumbered fund balance in its General Revenue Fund (GRF) of $1.1 billion, 6% of revenues. The performance of the GRF was primarily achieved by personal income tax receipts exceeding projections and lower than projected disbursements, particularly for Medicaid and welfare programs. The State allocated $701 million of the fund balance to offset a cut in the personal income tax for tax year 1998. It pledged $200 million from the fund balance to increased support for schools. The State also transferred $44 million to the Budget Stabilization Fund (BSF), bringing the balance of the BSF to $907 million, 5% of GRF. The remaining fund balance, approximately $140 million, remained in the State's GRF as a revenue source for FY99.

Ohio is one-third of the way through FY99 and is experiencing mixed performances in its finances. Year-to-date FY99 GRF revenues are below estimates by $70 million, 2% of revenue estimates. However, year-to-date disbursements are $173 million below estimates, 3% of estimates. Sales tax receipts and personal income tax receipts are below projections; federal grants are below estimates, as well, due to a 26% drop in welfare caseloads over the last twelve months. On the expenditure side, the drop in welfare caseloads caused service spending to drop below projected levels.

Pursuant to its constitution, Ohio is precluded from ending a fiscal year or biennium in a deficit position. In fact, the Governor has the power to issue orders to state agencies to reduce expenditures, if necessary, to avoid encumbering a deficit.

Ohio's debt burden is low. Direct debt per capita in FY97 was $538, 81% of the national average. Debt service as a percentage of Governmental Fund expenditures was 4% in FY97. The projected capital plan for FY99 and FY00 calls for capital spending to be maintained at current levels, approximately $1.6 billion of debt financing. The plan will finance various projects throughout the State, with specific attention to the areas of primary and secondary education and corrections. Although future debt issuance is large, the debt burden will still be manageable given scheduled debt retirement. Ohio's scheduled amortization plan calls for 77% of current debt to be retired in ten years.

At one time, manufacturing dominated Ohio's economy. This concentration left the State vulnerable to cyclical economic fluctuation. Ohio's economy has been growing and diversifying as employment has shifted into services, trade, finance, insurance, and real estate. The strength of Ohio's economy has been supported by employment growth in the service and trade sectors as well as by product diversification in the manufacturing sector. These sectors of the non-agricultural work force employ 27%, 25%, and 21% of the total work force, respectively. While the services sector is increasingly gaining more market share, the decline in manufacturing jobs has stabilized. Although manufacturing accounts for 21% of the State's non-agricultural jobs, a smaller percentage than the service and trade sector, this is 135% of the national average. Unemployment rates continue to be lower than the national averages. The unemployment rate in 1997 was 4.6%; the national average in 1997 was 4.9%. As of August, 1998 the unemployment rate was 4.3%; the national average in August was 4.5%.

The State is in the midst of a lawsuit that challenges the adequacy and equity of school funding. Since education is financed primarily with property tax revenues, administered at the local level, there is a disparity between wealthy and poor districts. In May, 1998, residents of Ohio soundly defeated an attempt to raise the sales tax in order to finance an increase in per pupil spending. After the sales tax vote the Supreme Court of Ohio ordered the local Circuit Court to review the case again. Although the State has been increasing spending on education, it is likely that the Circuit Court will rule against the State. A decision is expected in early January, 1999. If the Court rules that school funding in Ohio is unconstitutional, the State will appeal the decision in the Supreme Court.



As of December 29, 1998, all outstanding general obligation bonds of the State of Ohio were rated Aa1 by Moody's and AA+ by S&P.


INVESTMENT POLICIES AND TECHNIQUES

GENERAL. Each Fund may engage in futures, options and other derivatives transactions such as delayed delivery transactions in accordance with its investment objective and policies. Each Fund intends to engage in such transactions if it appears advantageous to the investment manager to do so, in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

FINANCIAL FUTURES CONTRACTS. A Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin", to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's yield. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities being hedged depends upon such things as variations in speculative market demand for futures contracts and debt securities and differences between the securities being hedged and the securities underlying the futures contracts, e.g., interest rates, tax status, maturities and credit-worthiness of issuers. While interest rates on taxable securities generally move in the same direction as interest rates on Municipal Securities, there are frequently differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the Municipal Security being hedged than when using a financial futures contract on a Municipal Security or a Municipal Securities index. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.

A Fund may engage in financial futures transactions and may use index options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if a Fund owned long-term Municipal Securities and interest rates were expected to rise, it could sell futures contracts on a Municipal Securities Index. If interest rates did increase, the value of the Municipal Securities in a Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts. If on the other hand, long-term interest rates were expected to decline, a Fund could hold short-term Municipal Securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on a Municipal Securities Index. Thus, a Fund could take advantage of the anticipated rise in the value of long-term Municipal Securities without actually buying them. The futures contracts and short-term Municipal Securities could then be liquidated and the cash proceeds used to buy long-term Municipal Securities.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the debt securities and futures market could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If this should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities. The costs incurred in connection with futures transactions could reduce a Fund's yield.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Fund owns or intends to purchase.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case such Fund would lose the premium paid therefor.

OPTIONS ON SECURITIES. A Fund may deal in options on securities and securities indexes, which options may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options. The ability to engage in options transactions enables a Fund to pursue its investment objective and also to hedge against market risks but is not intended for speculation.

A Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or liquid securities ("eligible securities") to the extent required by applicable regulation. A Fund may write "covered" put options provided that as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security it does not own, but that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related securities is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Fund would like to establish a position in a security upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the securities, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option, minus the premium received.

OVER-THE-COUNTER OPTIONS. Each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the Trust's investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes, while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Trusts understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Each Trust's investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Trusts have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of a Fund's portfolio. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Board of Trustees of each Trust. The investment manager believes that such dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

The Trusts anticipate entering into agreements with dealers to which a Fund sells OTC options. Under these agreements the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. A Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case such Fund would lose the premium paid therefor.

DERIVATIVES. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index or an interest rate ("derivatives").
Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS-- OPTIONS, FUTURES AND OTHER DERIVATIVES. The principal risks of options, futures, and other derivative transactions are: (a) possible imperfect correlation between movements in the prices of options, futures or other derivatives contracts and movements in the prices of the securities hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; and (e) the possible non-performance of the counter-party to the derivative contract.

CERTIFICATES OF PARTICIPATION. A Fund may purchase Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. Certificates of Participation may be variable rate or fixed rate. Because
Certificates of Participation are interests in Municipal Securities that are generally funded through government appropriations, they are subject to the risk that sufficient appropriations as to the timely payment of principal and interest on the underlying Municipal Securities may not be made. A Certificate of Participation may be backed by a guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Funds' investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Fund. It is anticipated by the Funds' investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party.

ADVANCE REFUNDED BONDS. A Fund may purchase Municipal Securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds from the new issue of bonds are typically placed in an escrow fund consisting of U.S. Government obligations that are used to pay the interest, principal and call premium on the issue being refunded. A Fund may also purchase Municipal Securities that have been refunded prior to purchase by a Fund.

DELAYED DELIVERY TRANSACTIONS. A Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. Because a Fund is required to set aside cash or liquid securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Fund's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.

When a Fund enters into a delayed delivery purchase, it becomes obligated to purchase securities and it has all the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities its holds, exceed its net assets.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. The Fund reserves the right to sell these securities before the settlement date if deemed advisable.

SPECIAL RISK FACTORS -- HIGH YIELD (HIGH RISK) BONDS. The Municipal Fund may invest up to 10% of its net assets in Municipal Securities that are in the lower rating categories (securities rated below the fourth category) or are unrated, and the Intermediate Municipal Fund and each State Fund may invest up to 10% of its net assets without regard to the limitation that Municipal Securities in which it invests be rated at the time of purchase within the four highest grades by an NRSRO or of comparable quality as determined by the Fund's investment manager. After a Fund has bought a security, its quality level may fall below the minimum required for purchase by the Fund. That would not require the Fund to sell the security, but the investment manager will consider such an event in determining whether a Fund should continue to hold the security in its portfolio.

These lower rated and non-rated fixed income securities are commonly referred to as "junk bonds" and are considered, on balance, to be predominantly speculative as to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and they generally involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual issuer developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. A Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these assets. The characteristics of the rating categories are described under "Appendix -- Ratings of Investments."

ADDITIONAL INVESTMENT INFORMATION. A Fund, other than the Intermediate Municipal Fund, may take full advantage of the entire range of maturities of Municipal Securities and may adjust the average maturity of its investments from time to time, depending on the investment manager's assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. However, it is anticipated that, under normal market conditions, each such Fund will invest primarily in long-term Municipal
Securities (generally, maturities of ten years or more), except that the Intermediate Municipal Fund, under normal market conditions, will maintain a dollar weighted average portfolio maturity between 3 and 10 years.

A Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, a Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities in anticipation of a decline in interest rates. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of Municipal Securities or changes in the investment objectives of some investors. Frequency of portfolio turnover will not be a limiting factor should a Fund deem it desirable to purchase or sell securities. The difference in portfolio turnover rates between fiscal years 1994 and 1995 for the Florida and New York Funds was primarily due to two portfolio restructurings for each Fund in order to lengthen their durations in response to the interest rate environment. It is anticipated that, under normal circumstances, the portfolio turnover rate for the New York Fund will not exceed 100%.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities that the Fund holds or intends to purchase.

TRUSTEES' POWER TO CHANGE OBJECTIVES AND POLICIES. Except as specifically stated to the contrary, the objectives and policies of the Funds may be changed by the Trustees without a vote of the shareholders.

DIVIDENDS AND TAXES

DIVIDENDS. All the net investment income of a Fund is declared daily as a dividend on shares for which the Fund has received payment. Net investment income of a Fund consists of all interest income earned on portfolio assets less all expenses of the Fund. Income dividends will be distributed monthly and dividends of net realized capital gains will be distributed annually.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A and Class I shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

A Fund may at any time vary the foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Trust determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code").

Income and capital gain dividends, if any, for a Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive both income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Purchase, Repurchase, and Redemption of Shares-- Special Features -- Class A Shares -- Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing a Fund's dividends in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Each Fund intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, therefore, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shares have been held and whether received in cash or shares. Gains attributable to market discount on Municipal Securities acquired after April 30, 1993 are treated as ordinary income. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 12 months. Dividends declared by a Fund in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared for federal income tax purposes.


A Fund's options and futures transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of a Fund's securities. For federal income tax purposes, a Fund is generally required to recognize its unrealized gains and losses at year end on financial futures contracts, options thereon, index options and listed options on debt securities. Any gain or loss recognized on such financial instruments is generally considered to be 60% long-term and 40% short-term without regard to the holding period of the contract or option.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. The gain or loss will be a capital gain or loss and will be long-term if the shares are held for a period of more than one year. Any loss on shares held six months or less will be a long-term capital loss to the extent any long-term capital gain distribution is made with respect to such shares during the period the investor owns the shares. In the case of shareholders holding shares of a Fund for six months or less and subsequently selling those shares at a loss after receiving an exempt-interest dividend, the loss will be disallowed to the extent of the exempt-interest dividends received. However, the Secretary of the Treasury may issue regulations to shorten the required holding period from six months to 31 days.

A shareholder who has redeemed shares of a Fund or any Kemper Mutual Fund listed under "Purchase, Repurchase, and Redemption of Shares--Special Features -- Class A Shares -- Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of the other Kemper Mutual Funds within six months of the redemption. If the redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvestment shares, or
(b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvestment shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of a Fund's shares and reinvests in that same Fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds held by the Funds or are "related persons" to such users; such persons should consult their tax advisers before investing in the Funds.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12% of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from a Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

A taxable dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.


Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from a Fund are to be treated as interest on "private activity bonds" in proportion to the interest the Fund receives from private activity bonds, reduced by allowable deductions. For the 1998 calendar year, xx%, xx%, xx%, xx%, xx% and xx% of the net interest income of the Municipal, Intermediate Municipal, California, Florida, New York and Ohio Funds, respectively, was derived from "private activity bonds."


Exempt-interest dividends, except to the extent of interest from "private activity bonds", are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from a Fund.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from a Fund, and 50% of Social Security benefits.


Municipal Fund. During the fiscal year ended September 30, 1999, xxx% of the income dividends paid by the Municipal Fund constituted tax-exempt dividends for federal income tax purposes.

Intermediate Municipal Fund. During the fiscal year ended September 30, 1999, xxx% of the income dividends paid by the Intermediate Municipal Fund constituted tax-exempt dividends for federal income tax purposes.

California Fund. Dividends paid by the California Fund, to the extent of interest received on California state and local government issues, will be exempt from California income taxes provided at least 50% of the total assets of the California Fund are invested in such issues at the close of each quarter in the taxable year. Any short-term and long-term capital gain dividends will be includable in California personal taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. During the fiscal year ended August 31, 1999, xxx% of the income dividends paid by the California Fund constituted tax-exempt dividends for federal and California income tax purposes. Dividends paid by the California Fund, including capital gain distributions, will be taxable to corporate shareholders subject to the California corporate franchise tax.

Florida Fund. Dividends paid by the Florida Fund, including capital gain distributions, to individual shareholders will not be subject to the Florida income tax since Florida does not impose a personal income tax. Dividends paid by the Florida Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to the Florida corporate income tax. During the fiscal year ended August 31, 1999, xxx% of the income dividends paid by the Florida Fund constituted tax-exempt dividends for federal income tax purposes. Additionally, Florida imposes an "intangibles tax" at the rate of $2.00 per $1,000 of taxable value of certain securities and other intangible assets owned by Florida residents. U.S. Government securities and Florida Municipal Securities are exempt from this intangibles tax. The Florida Fund has received a technical assistance advisement from the State of Florida Department of Revenue that if, on December 31 of any year, the Florida Fund's portfolio consists of both exempt and non-exempt assets, then only the portion of the value of the Florida Fund's shares attributable to U.S. Government securities will be exempt from the Florida intangibles tax payable in the following year. Thus, in order to take full advantage of the exemption from the intangibles tax in any year, the Florida Fund would be required to sell all non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida Fund's investment return and might exceed any increased investment return the Florida Fund achieved by investing in non-exempt assets during the year. On December 31, 1997, the Florida Fund's portfolio consisted solely of assets exempt from the intangibles tax.

New York Fund. Dividends paid by the New York Fund representing net interest received on New York Municipal Securities will be exempt from New York State and New York City income taxes. Any short-term and long-term capital gain dividends will be includable in New York State and New York City taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. During the fiscal year ended August 31, 1999, xxx% of the income dividends paid by the New York Fund constituted tax-exempt dividends for federal, New York State and New York City income tax purposes. Dividends paid by the New York Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to New York State and New York City corporate franchise tax.

Ohio Fund. Dividends paid by the Ohio Fund that are properly attributable to interest on, or gain from the sale, exchange or disposition of, Ohio Municipal Securities (as defined in the Prospectus) are not subject to the Ohio personal income tax, Ohio school district income taxes or Ohio municipal income taxes, and are not includable in the net income base of the Ohio corporate franchise tax. For the fiscal period ended August 31, 1999, xxx% of the income dividends paid by the Ohio Fund constituted tax-exempt dividends for federal income tax purposes.


General. The tax exemption of Fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

The Trusts are required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for federal income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A and Class I shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the
"Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

 Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PERFORMANCE

The Funds may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B, Class C and Class I shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the shares. A Fund with fees or expenses being waived or absorbed by Scudder Kemper may also advertise performance information before and after the effect of the fee waiver or expense absorption.

A Fund's historical performance or return for a class of shares may be shown in the form of "yield," "tax equivalent yield," "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class. Scudder Kemper has waived or reduced its management fee and, in certain cases, absorbed certain operating expenses for some of the Funds for the periods and to the extent specified in the prospectus and this Statement of Additional Information. See "Investment Manager and Underwriter." Because of these waivers and expense absorptions, the performance results for such Funds may be shown with and without the effect of these waivers and expense absorptions. Performance results not giving effect to waivers and expense absorptions will be lower. Certain performance information set forth in this section for the New York Fund are for the predecessor of the New York Fund, also named "Kemper New York Tax-Free Income Fund." .

Yield is a measure of the net investment income per share earned by a Fund over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the Fund's shares (which is net asset value for Class B, Class C, and Class I) at the end of the period. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal income tax bracket for the Municipal Fund, the Intermediate Municipal Fund, or the Florida Fund in a stated combined federal and state income tax bracket for the California Fund, and the Ohio Fund, and in a stated combined federal, New York State and New York City income tax bracket for the New York Fund. The tax equivalent yield for the Florida Fund does not include the potential effect of an exemption from the Florida intangibles tax. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund.


A Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The yields are shown below based upon the one-month period ended September 30, 1999 for the Municipal and Intermediate Municipal Funds and August 31, 1999 for the State Funds.

                                           Class A Shares          Class B Shares      Class C Shares      Class I Shares
                                           --------------          --------------      --------------      --------------

Municipal Fund                                 x.xx%                    x.xx%              x.xx%             x.xx%
Intermediate Municipal Fund                    x.xx%                    x.xx%              x.xx%             x.xx%
California Fund                                x.xx%                    x.xx%              x.xx%               n/a
Florida Fund                                   x.xx%                    x.xx%              x.xx%               n/a
New York Fund                                  x.xx%                    x.xx%              x.xx%               n/a
Ohio Fund                                      x.xx%                    x.xx%              x.xx%               n/a


A Fund's yield is computed by dividing the net investment income per share earned during the specified one-month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:



                          YIELD = 2 [ (a - b +1 )^6 - 1]
                                       -----
                                        cd
Where:
               A         =          dividends and interest earned during the
                                    period.
               B         =          expenses accrued for the period (net of
                                    reimbursements).
               C         =          the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends.

               D         =          the maximum offering price per share on the
                                    last day of the period (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, each Trust follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that each Trust uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles.


Each Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield (computed as described above) that is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. The California Fund's, New York Fund's, and Ohio Fund's Class A shares' tax equivalent yield is computed by dividing that portion of the Fund's Class A shares' yield (computed as described above) that is tax-exempt by (one minus the stated combined federal, state and, if applicable, city income tax rate) and adding the result to that portion, if any, of the yield of the Class A shares of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below. The tax equivalent yields for the Municipal and Intermediate Municipal Funds for the one-month period ended September 30, 1999 and for the State Funds for the one-month period ended August 31, 1999 are set forth below.

Fund -- Tax Type (Marginal Rate)                   Class A Shares       Class B Shares    Class C Shares     Class I Shares
----   ------------------------                    --------------       --------------    --------------     --------------

Municipal-- Federal (x.xx%)                          x.xx%                x.xx%            x.xx%                x.xx%
Intermediate Municipal Fund-- Federal (x.xx%)        x.xx%                x.xx%            x.xx%                x.xx%
California-- Combined (x.xx%)                        x.xx%                x.xx%            x.xx%                  n/a
California-- Federal only (x.xx%)                    x.xx%                x.xx%            x.xx%                  n/a
Florida-- Federal only (x.xx%)                       x.xx%                x.xx%            x.xx%                  n/a
New York-- Combined (x.xx%                           x.xx%                x.xx%            x.xx%                  n/a
New York-- Federal only (x.xx%)                      x.xx%                x.xx%            x.xx%                  n/a
Ohio-- Combined (x.xx%)                              x.xx%                x.xx%            x.xx%                  n/a
Ohio-- Federal only (x.xx%)                          x.xx%                x.xx%            x.xx%                  n/a


A Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return figures for various periods are set forth in the table below.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B shares would be reduced if such charge were included.
Total return figures for various periods are set forth in the table below.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one-, five- and ten-year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of a

Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance figures are based upon historical results and are not necessarily representative of future performance. A Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund) of the offering price. Class B, Class C, and Class I shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of a Fund are redeemable at the then current net asset value of the Fund, which may be more or less than original cost.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Bond Index, and may also be compared to the performance of other fixed income, state municipal bond funds (as applicable) or general municipal bond mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.


Information may be quoted from publications such as Morningstar Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, IBC'sMoney Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return, and guaranteed principal and may be insured.


A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for a class of a Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums. As reflected under "Investment Policies and Techniques -- Additional Investment Information," option writing can limit the potential for capital appreciation.

MUNICIPAL FUND -- SEPTEMBER 30, 1999



AVERAGE
ANNUAL                   Fund       Fund       Fund
TOTAL                    Class A    Class B    Class C
RETURN TABLE             Shares     Shares     Shares
------------             ------     ------     ------

Life of Fund(+)           x.xx%
Life of Fund(++)                     x.xx%      x.xx%
Ten Year                  x.xx%       N/A        N/A
Five Year                 x.xx%      x.xx%      x.xx%
One Year                  x.xx%      x.xx%      x.xx%


--------------------

+    Since April 20, 1976.

++   Since May 31, 1994 for Classes B and C.


INTERMEDIATE MUNICIPAL FUND -- SEPTEMBER 30, 1999

AVERAGE
ANNUAL                   Fund       Fund       Fund
TOTAL                    Class A    Class B    Class C
RETURN TABLE             Shares     Shares     Shares
------------             ------     ------     ------

Life of Fund(+)           x.xx%      x.xx%      x.xx%
One Year                  x.xx%      x.xx%      x.xx%



--------------------

+    Since November 1, 1994 for all classes.


CALIFORNIA FUND -- AUGUST 31, 1999

AVERAGE
ANNUAL                   Fund       Fund       Fund
TOTAL                    Class A    Class B    Class C
RETURN TABLE             Shares     Shares     Shares
------------             ------     ------     ------

Life of Fund(+)           x.xx%
Life of Fund(++)                     x.xx%      x.xx%
Ten Year                  x.xx%       N/A        N/A
Five Year                 x.xx%      x.xx%      x.xx%
One Year                  x.xx%      x.xx%      x.xx%


---------------------

+    Since February 17, 1983 for Class A shares.

++   Since May 31, 1994 for Class B & C shares.

FLORIDA FUND -- AUGUST 31, 1999

AVERAGE
ANNUAL                   Fund       Fund       Fund
TOTAL                    Class A    Class B    Class C
RETURN TABLE             Shares     Shares     Shares
------------             ------     ------     ------

Life of Fund  (+)         x.xx%
Life of Fund  (++)                   x.xx%      x.xx%
Five Years                x.xx%      x.xx%      x.xx%
One Year                  x.xx%      x.xx%      x.xx%


---------------------

+    Since April 25, 1991 for Class A shares.

++   Since May 31, 1994 for Class B & C shares.



NEW YORK FUND -- AUGUST 31, 1999

AVERAGE
ANNUAL                   Fund       Fund       Fund
TOTAL                    Class A    Class B    Class C
RETURN TABLE             Shares     Shares     Shares
------------             ------     ------     ------

Life of Fund  (+)         x.xx%
Life of Fund  (++)                   x.xx%      x.xx%
Ten Years                 x.xx%       N/A        N/A
Five Years                x.xx%      x.xx%      x.xx%
One Year                  x.xx%      x.xx%      x.xx%


----------------------

+    Since December 31, 1985 for Class A shares.

++   Since May 31, 1994 for Class B & C shares.



OHIO FUND -- AUGUST 31, 1999

AVERAGE
ANNUAL                   Fund       Fund       Fund
TOTAL                    Class A    Class B    Class C
RETURN TABLE             Shares     Shares     Shares
------------             ------     ------     ------

Life of Fund (+)          x.xx%
Life of Fund (++)                    x.xx%      x.xx%
Five Years                x.xx%      x.xx%      x.xx%
One Year                  x.xx%      x.xx%      x.xx%


----------------------

+    Since March 22, 1993 for Class A shares.

++   Since May 31, 1994 for Class B & C shares.

There  may  be  quarterly   periods  following  the  periods  reflected  in  the
performance bar chart in the fund's prospectus which may be higher or lower than those included in the bar chart.

Investors may want to compare a Fund's  performance to that of  certificates  of deposit offered by banks and other depository institutions. Certificates of deposit represent an alternative (taxable) income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of a Fund are not insured and net asset value as well as yield will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B and Class C shares may be subject to a contingent deferred sales charge. The bonds held by a Fund are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. The net asset value of a Fund will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B and Class C shares may be subject to a contingent deferred sales charge. Each Fund's yield will also fluctuate.

Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

From time to time, a Fund may compare its after-tax total return to that of taxable investments, including but not limited to certificates of deposit, taxable money market funds or U.S. Treasury bills. Tax equivalent total return represents the total return that would be generated by a taxable investment that produced the same amount of after-tax income and change in net asset value as the Fund in each period.

TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that any class of shares of a Fund may generate. The tables are based upon the 1998 federal and state tax rates and brackets.


TO BE UPDATED
-------------

Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $124,500


                                                                                   A Tax-Exempt Yield of:
            Taxable Income                   Your Marginal        4%       5%       6%      7%       8%            9%
       Single               Joint          Federal Tax Rate                  Is Equivalent to a Taxable Yield of
       ------               -----          ----------------                  -----------------------------------


$25,350-$61,400       $42,350-$102,300       28.0%              5.56     6.94     8.33    9.72     11.11         12.50
Over $61,400          Over $102,300         31.0%               5.80     7.25     8.70    10.14    11.59         13.04

                                       33


                                               Combined                            A Tax-Exempt Yield of:
            Taxable Income                  California and        4%       5%       6%      7%       8%            9%
       Single               Joint          Federal Tax Rate                  Is Equivalent to a Taxable Yield of:
       ------               -----          ----------------     ------------------------------------------------------


$25,350 - $26,644     $42,350 - $53,288      32.3%              5.91     7.39     8.86    10.34    11.82         13.29
$26,644 - $33,673     $53,288 - $67,376     33.8%               6.04     7.55     9.06    10.57    12.08         13.60
$53,673 - $61,400     $67,376 - $102,300    34.7%               6.13     7.66     9.19    10.72    12.25         13.78
Over $61,400          Over $102,300         37.4%               6.39     7.99     9.58    11.18    12.78         14.38


Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $124,500 (continued)


                                               Combined                            A Tax-Exempt Yield of:
                                            N.Y. City, N.Y.
            Taxable Income                     State and          4%       5%       6%      7%       8%            9%
       Single               Joint          Federal Tax Rate                 Is Equivalent to a Taxable Yield of:
       ------               -----          ----------------                 ------------------------------------


$25,350 - $61,400     $42,350 - $102,300     36.1%              6.26     7.82     9.39    10.95    12.52         14.08
Over $61,400          Over $102,300          38.8%              6.54     8.17     9.80    11.44    13.07         14.78


                                               Combined                            A Tax-Exempt Yield of:
            Taxable Income                     Ohio and           4%       5%       6%      7%       8%            9%
       Single               Joint          Federal Tax Rate                 Is Equivalent to a Taxable Yield of:
       ------               -----          ----------------                 ------------------------------------


$25,350 - $40,000                            30.9%              5.79     7.24     8.68    10.13    11.58         13.02
$40,000 - $61,400     $42,350 - $80,000     31.4%               5.83     7.29     8.75    10.20    11.66         13.12
                      $80,000 - $100,000    31.9%               5.87     7.34     8.81    10.28    11.75         13.22
                      $100,000 - $102,300   32.5%               5.93     7.41     8.89    10.37    11.85         13.33
$61,400 - $80,000                           34.2%               6.08     7.60     9.12    10.64    12.16         13.68
$80,000 - $100,000                          34.7%               6.13     7.66     9.19    10.72    12.25         13.78
Over $100,000         Over $102,000         35.4%               6.19     7.74     9.29    10.84    12.38         13.93


Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Over $124,500 *



                                                                                   A Tax-Exempt Yield of:
            Taxable Income                   Your Marginal        4%       5%       6%      7%       8%            9%
       Single               Joint          Federal Tax Rate                 Is Equivalent to a Taxable Yield of:
       ------               -----          ----------------                 ------------------------------------


$61,400 - $128,100    $102,300 - $155,950   31.9%               5.87     7.34     8.81    10.28    11.75          13.25
$128,100 - $278,450   $155,950 - $278,450  37.1%                6.36     7.95     9.54    11.13    12.72          14.31
Over $278,450         Over $278,450        40.8%                6.76     8.45     10.14   11.82    13.51          15.21



                                                                                   A Tax-Exempt Yield of:
            Taxable Income                Your California and     4%       5%       6%      7%       8%            9%
       Single               Joint          Federal Tax Rate                 Is Equivalent to a Taxable Yield of:
       ------               -----          ----------------                 ------------------------------------


$61,400 - $128,100    $102,300 - $155,950    38.2%              6.74     8.09     9.71    11.33    12.94          14.56
$128,100 - $278,450   $155,950 - $278,450   42.9%               7.01     8.76     10.51   12.26    14.01          15.76
Over $278,000         Over $278,450         46.3%               7.59     9.49     11.39   13.28    15.18          17.08





                                       34




Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Over $124,500 (continued)*


                                               Combined                            A Tax-Exempt Yield of:
                                            N.Y. City, N.Y.
            Taxable Income                     State and          4%       5%       6%      7%       8%            9%
       Single               Joint         Federal Tax Rate**                Is Equivalent to a Taxable Yield of:
       ------               -----         ------------------                ------------------------------------


$61,400 - $128.100    $102,300 - $155,950    39.6%              6.65     8.28     9.93    11.59    13.25          14.90
$128,100 - $278,450   $155,950 - $278,450   44.2%               7.17     8.96     10.75   12.54    14.34          16.13
Over $278,450         Over $278,450         47.5%               7.62     9.52     11.43   13.33    15.24          17.14


                                               Combined                             A Tax-Exempt Yield of:
            Taxable Income                     Ohio and           4%       5%       6%      7%       8%             9%
       Single               Joint          Federal Tax Rate                 Is Equivalent to a Taxable Yield of:
       ------               -----          ----------------                 ------------------------------------


$100,000 - $128,100   $102,300 - $155,950    36.2%              6.27     7.84     9.40    10.97    12.54          14.11
$128,100 - $200,000   $155,950 - $200,000   41.1%               6.79     8.49     10.19   11.88    13.58          15.28
$200,000 - $278,000   $200,000 - $278,450   41.4%               6.83     8.53     10.24   11.95    13.65          15.36
Over $278,450         Over $278,450         44.8%               7.25     9.06     10.87   12.68    14.49          16.30


* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $121,200. For a married couple with an adjusted gross income between $181,800 and $304,300 (single between $121,200 and $243,700), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

**   The  tables  do not  reflect  the  impact  of the New York  State Tax Table
     Benefit Recapture that is intended to eliminate the benefit of the graduated rate structure and applies to taxable income between $100,000 and $150,000.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "the Advisor"), 345 Park Avenue, New York, New York, is the Trusts' investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, a newly formed global insurance and financial services company. The balance of the Advisor is owned by its officers and employees. There is one investment management agreement for the Municipal Fund, one for the Intermediate Municipal Fund and a separate investment management agreement for each of the State Funds. The agreements are substantially the same. Pursuant to the investment management agreements, Scudder Kemper acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The agreements provide that the Trust pays the charges and expenses of its operations including the fees and expenses of the trustees (except those who are officers or employees of Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records thereto, taxes and membership dues.

Each Trust bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc. ("KDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Trust's shares for sale under the securities laws of the various states.

Scudder Kemper has agreed to reimburse the Municipal Fund should all operating expenses of that Fund, including the compensation of Scudder Kemper, but excluding interest, taxes, distribution fees, extraordinary expenses and brokerage commissions or transaction costs, exceed 1% of average net assets of the Municipal Fund on an annual basis.

Scudder Kemper has agreed to reimburse the California Fund should all operating expenses of the California Fund, including the compensation of Scudder Kemper, but excluding taxes, interest, distribution services fees, extraordinary expenses, and brokerage commissions or transaction costs, exceed 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million on an annual basis.

The agreements provide that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Trusts in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreements.

Each of the investment management agreements continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees of the applicable Trust who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and by the shareholders of the Fund subject thereto or the Board of Trustees. Each agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment. If additional Funds become subject to the investment management agreements, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.

Responsibility for overall management of each Trust rests with its Board of Trustees and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreement for a Fund provides that
Scudder Kemper shall act as the Fund's investment adviser, manage its investments and provide the Fund with various services and facilities.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


In certain cases the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as the Fund. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual funds.


On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and was approved by shareholders at a special meeting in December 1998.

The current investment management fee rates paid by the Funds are as follows:

The Municipal Fund pays Scudder Kemper an investment management fee, payable monthly, at the annual rate of 0.45% of the first $250 million of average daily net assets, 0.43% of average daily net assets between $250 million and $1 billion, 0.41% of average daily net assets between $1 billion and $2.5 billion, 0.40% of average daily net assets between $2.5 billion and $5 billion, 0.38% of average daily net assets between $5 billion and $7.5 billion, 0.36% of average daily net assets between $7.5 billion and $10 billion, 0.34% of average daily net assets between $10 billion and $12.5 billion and 0.32% of average daily net assets over $12.5 billion.

Each State Fund and the Intermediate Municipal Fund pay Scudder Kemper an investment management fee, payable monthly, at the annual rate (computed separately for each State Fund and for the Intermediate Municipal Fund) of 0.55% of the first $250 million of average daily net assets, 0.52% of average daily net assets between $250 million and $1 billion, 0.50% of average daily net assets between $1 billion and $2.5 billion, 0.48% of average daily net assets between $2.5 billion and $5 billion, 0.45% of average daily net assets between $5 billion and $7.5 billion, 0.43% of average daily net assets between $7.5 billion and $10 billion, 0.41% of average daily net assets between $10 billion and $12.5 billion and 0.40% of average daily net assets over $12.5 billion.
The investment management fees paid by each Fund for its last three fiscal years are shown in the table below.

Fund                                      Fiscal 1998                    Fiscal 1997                     Fiscal 1996
----                                      -----------                    -----------                     -----------


Municipal                                 $                               $xx,xxx,xxx                     $xx,xxx,xxx
Intermediate Municipal                    $xxx,xxx                        $ xxx,xxx                       $xx,xxx
California                                $x,xxx,xxx                      $x,xxx,xxx                      $x,xxx,xxx
Florida                                   $xxx,xxx                        $xxx,xxx                        $xxx,xxx
New York                                  $x,xxx,xxx                      x,xxx,xxx                       $x,xxx,xxx
Ohio                                      $xxx,xxx                        $xxx,xxx                        $xxx,xxx

The Adviser agreed to waive its full investment management fee for the Intermediate Municipal Fund from November 1, 1994 (commencement of operations) through April 30, 1995. Thereafter the full management fee was gradually reinstated under a schedule determined by the Adviser and fully reinstated by April 30, 1996. If the fee waiver had not been in effect, the Adviser would have received an investment management fees from the Intermediate Municipal Fund of $xxx,xxx for the fiscal period ended September 30, 1999.


FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Funds.

PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, an affiliate of Scudder Kemper, is the principal underwriter and distributor for the shares of each Trust and acts as agent of each Trust in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.



Class A Shares. KDI receives no compensation from the Trusts as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A Shares for the fiscal years noted.


                                                                                    Commissions           Commissions Paid
                                                      Commissions Retained          Underwriter               to Kemper
Class A Shares                 Fiscal Year Ended         by Underwriter          Paid to All Firms        Affiliated Firms
--------------                 -----------------         --------------          -----------------     -------------------


Municipal Fund                     9/30/99                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   9/30/98                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   9/30/97                  $xxx,xxx                $xxx,xxx                   $xxx,xxx

                                       37

                                                                                    Commissions           Commissions Paid
                                                      Commissions Retained          Underwriter               to Kemper
Class A Shares                 Fiscal Year Ended         by Underwriter          Paid to All Firms        Affiliated Firms
--------------                 -----------------         --------------          -----------------     -------------------


Intermediate
   Municipal Fund                  9/30/99                  $xxx,xxx                $xxx,xxx                   $xxx,xxx

                                   9/30/98                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   9/30/97                  $xxx,xxx                $xxx,xxx                   $xxx,xxx

California Fund                    8/31/99                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   8/31/98                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   8/31/97                  $xxx,xxx                $xxx,xxx                   $xxx,xxx

Florida Fund                       8/31/99                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   8/31/98                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   8/31/97                  $xxx,xxx                $xxx,xxx                   $xxx,xxx

Ohio Fund                          8/31/99                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   8/31/98                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   8/31/97                  $xxx,xxx                $xxx,xxx                   $xxx,xxx

New York Fund                      8/31/99                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   8/31/98                  $xxx,xxx                $xxx,xxx                   $xxx,xxx
                                   8/31/97                  $xxx,xxx                $xxx,xxx                   $xxx,xxx



Class B and C Shares. Each Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by KDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis they will, over time, increase the cost of an investment and cost more than other types of sales charges.

Expenses of the Funds and of KDI in connection with the Rule 12b-1 plans for the Class B and Class C Shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.


For its services under the distribution agreement, KDI receives a fee from each Trust, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class B shares. This fee, pursuant to the Rule 12-b1 Plan. is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the distribution agreement, KDI receives a fee from each Trust pursuant to the Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or a Trust. KDI also receives any contingent deferred sales charges. See "Purchase, Repurchase and Redemption of Shares Contingent Deferred Sales Charges Class C Shares".

                                                                                      Other Distribution Expenses Paid by KDI
                                                                                      ---------------------------------------
                                  Contingent                Commissions
                    Distribution  Deferred       Total       Paid By
                     Fees Paid      Sales     Commissions   KDI to KDI  Advertising              Marketing     Misc.
Class B      Fiscal   by Fund      Charges    Paid by KDI  Affiliated       and      Prospectus  and Sales   Operating   Interest
Shares        Year    to KDI     Paid to KDI    to Firms      Firms      Literature   Printing    Expenses    Expenses   Expenses
------        ----    ------     -----------    --------      -----      ----------   --------    --------    --------   --------


Municipal     1999    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Intermediate  1999    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Municipal
   Fund
California    1999    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Florida Fund  1999    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
New York      1999    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Ohio Fund     1999    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx


                                                                                        Other Distribution Expenses Paid by KDI
                                                                                        ---------------------------------------
                                 Contingent                Commissions
                    Distribution  Deferred       Total       Paid By
                     Fees Paid      Sales     Commissions   KDI to KDI  Advertising              Marketing     Misc.
Class B      Fiscal   by Fund      Charges    Paid by KDI  Affiliated       and      Prospectus  and Sales   Operating   Interest
Shares        Year    to KDI     Paid to KDI    to Firms      Firms      Literature   Printing    Expenses    Expenses   Expenses
------        ----    ------     -----------    --------      -----      ----------   --------    --------    --------   --------


Municipal     1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Intermediate  1998    $xxx,xxx     $xxx,xxx     v           $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Municipal
   Fund
California    1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Florida Fund  1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
New York      1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Ohio Fund     1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx


                                                                                        Other Distribution Expenses Paid by KDI
                                                                                        ---------------------------------------
                                 Contingent                Commissions
                    Distribution  Deferred       Total       Paid By
                     Fees Paid      Sales     Commissions   KDI to KDI  Advertising              Marketing     Misc.
Class B      Fiscal   by Fund      Charges    Paid by KDI  Affiliated       and      Prospectus  and Sales   Operating   Interest
Shares        Year    to KDI     Paid to KDI    to Firms      Firms      Literature   Printing    Expenses    Expenses   Expenses
------        ----    ------     -----------    --------      -----      ----------   --------    --------    --------   --------


Municipal     1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Intermediate  1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx


                                       39

   Municipal
   Fund
California    1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Florida Fund  1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
New York      1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Ohio Fund     1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    4$xxx,xxx


                                                                                        Other Distribution Expenses Paid by KDI
                                                                                        ---------------------------------------
                                 Contingent                Commissions
                    Distribution  Deferred       Total       Paid By
                     Fees Paid      Sales     Commissions   KDI to KDI  Advertising              Marketing     Misc.
Class C      Fiscal   by Fund      Charges    Paid by KDI  Affiliated       and      Prospectus  and Sales   Operating   Interest
Shares        Year    to KDI     Paid to KDI    to Firms      Firms      Literature   Printing    Expenses    Expenses   Expenses
------        ----    ------     -----------    --------      -----      ----------   --------    --------    --------   --------


Municipal     1999    $xxx,xxx   $xxx,xxx     $xxx,xxx       $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Intermediate  1999    $xxx,xxx   $xxx,xxx     $xxx,xxx       $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Municipal
   Fund
California    1999    $xxx,xxx   $xxx,xxx     $xxx,xxx       $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund

Florida Fund  1999    $xxx,xxx   $xxx,xxx     $xxx,xxx       $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
New York      1999    $xxx,xxx   $xxx,xxx     $xxx,xxx       $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Ohio Fund     1999    $xxx,xxx   $xxx,xxx     $xxx,xxx       $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx


                                                                                        Other Distribution Expenses Paid by KDI
                                                                                        ---------------------------------------
                                 Contingent                Commissions
                    Distribution  Deferred       Total       Paid By
                     Fees Paid      Sales     Commissions   KDI to KDI  Advertising              Marketing     Misc.
Class C      Fiscal   by Fund      Charges    Paid by KDI  Affiliated       and      Prospectus  and Sales   Operating   Interest
Shares        Year    to KDI     Paid to KDI    to Firms      Firms      Literature   Printing    Expenses    Expenses   Expenses
------        ----    ------     -----------    --------      -----      ----------   --------    --------    --------   --------


Municipal     1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx


                                       40

                                 Contingent                Commissions
                    Distribution  Deferred       Total       Paid By
                     Fees Paid      Sales     Commissions   KDI to KDI  Advertising              Marketing     Misc.
Class C      Fiscal   by Fund      Charges    Paid by KDI  Affiliated       and      Prospectus  and Sales   Operating   Interest
Shares        Year    to KDI     Paid to KDI    to Firms      Firms      Literature   Printing    Expenses    Expenses   Expenses
------        ----    ------     -----------    --------      -----      ----------   --------    --------    --------   --------


   Fund
Intermediate  1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Municipal
   Fund
California    1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    v
   Fund
Florida Fund  1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
New York      1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Ohio Fund     1998    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx



                                                                                         Other Distribution Expenses Paid by KDI
                                                                                         ---------------------------------------
                                  Contingent                Commissions
                     Distribution  Deferred       Total       Paid By
                      Fees Paid      Sales     Commissions   KDI to KDI  Advertising              Marketing     Misc.
Class C      Fiscal    by Fund      Charges    Paid by KDI  Affiliated       and      Prospectus  and Sales   Operating   Interest
Shares        Year     to KDI     Paid to KDI    to Firms      Firms      Literature   Printing    Expenses    Expenses   Expenses
------        ----     ------     -----------    --------      -----      ----------   --------    --------    --------   --------


Municipal     1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Intermediate  1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Municipal
   Fund
California    1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Florida Fund  1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
New York      1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx
   Fund
Ohio Fund     1997    $xxx,xxx     $xxx,xxx     $xxx,xxx    $xxx,xxx      $xxx,xxx     $xxx,xxx    $xxx,xxx    $xxx,xxx    $xxx,xxx





-----------------
 *   From 11/1/94 to 9/30/95.

**   From 3/15/95 to 8/31/95.

Rule 12b-1 Plan.



If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred.




Each distribution agreement and Rule 12-b1 Plan continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement or Plan. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Trust or by KDI upon 60 days notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The Rule 12b-1 Plan may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.




ADMINISTRATIVE SERVICES. Administrative services are provided to each Trust under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between Scudder Kemper and the Trust, including the payment of service fees. For the services under the administrative agreement, each Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of each class of the Fund.

KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of a Trust. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Trust, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of (a) up to 0.10% of the net assets in Trust accounts that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to 0.25% of the net assets in Trust accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Trust. Firms to which service fees may be paid include broker-dealers affiliated with KDI. The administrative services fee may be increased to an annual rate of 0.25% of average daily net assets of any class of the Trust in the discretion of the Board of Trustees and without shareholder approval.

The following information concerns the administrative services fee paid by each Fund for the fiscal years ended 1998, 1997 and 1996:


                                                                        Total Service Fees           Service Fees Paid
                                                                              Paid by                 by Administrator
                                          Administrative                   Administrator                  to Kemper
                                    Service Fees Paid by Fund               to Firms                  Affiliated Firms
                                    -------------------------               --------                  ----------------
                    Fiscal
Fund                 Year      Class A       Class B       Class C
----                 ----      -------       -------       -------


Municipal            1999     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Intermediate
   Municipal         1999     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
California           1999     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Florida              1999     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
New York             1999     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Ohio                 1999     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx



                                                                        Total Service Fees           Service Fees Paid
                                                                              Paid by                 by Administrator
                                          Administrative                   Administrator                  to Kemper
                                    Service Fees Paid by Fund               to Firms                  Affiliated Firms
                                    -------------------------               --------                  ----------------
                    Fiscal
Fund                 Year      Class A       Class B       Class C
----                 ----      -------       -------       -------


Municipal            1998     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Intermediate
   Municipal         1998     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
California           1998     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Florida              1998     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
New York             1998     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Ohio                 1998     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx


                                       44


                                                                        Total Service Fees           Service Fees Paid
                                                                              Paid by                 by Administrator
                                          Administrative                   Administrator                  to Kemper
                                    Service Fees Paid by Fund               to Firms                  Affiliated Firms
                                    -------------------------               --------                  ----------------
                    Fiscal
Fund                 Year      Class A       Class B       Class C
----                 ----      -------       -------       -------


Municipal            1997     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Intermediate
   Municipal         1997     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
California           1997     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Florida              1997     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
New York             1997     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx
Ohio                 1997     $xxx,xxx      $xxx,xxx     $xxx,xxx            $xxx,xxx                    $xxx,xxx




KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Trust. Currently, the administrative services fee payable to KDI is based only upon Trust assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Trust while this procedure is in effect will depend upon the proportion of Trust assets that is in accounts for which there is a firm of record, as well as, with respect to Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Trust, in its discretion, may approve basing the fee to KDI on all Trust assets in the future.

Certain trustees or officers of the Trusts are also directors or officers of Scudder Kemper or KDI as indicated under "Officers and Trustees."


CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trusts. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trusts. IFTC is also the Trusts' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of each Trust and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC as follows: annual account fees of $14.00 ($23.00 for retirement accounts) plus account set up charges, annual fees associated with the contingent deferred sales charges (Class B shares only), an asset based fee of 0.02% and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of each Trust. For the National Trust for the fiscal year ended September 30, 1999, IFTC remitted shareholder service fees in the amount of $xxx,xxx __ to KSvC as Shareholder Service Agent. For the State Trust for the fiscal year ended August 31, 1999, IFTC remitted shareholder service fees in the amount of $xxx,xxx to KSvC as Shareholder Service Agent.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. Each Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on such Trust's annual financial statements, review certain regulatory reports and such Trust's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to each Fund.

BROKERAGE COMMISSIONS

Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Funds' purchases and sales of fixed income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research and market statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchases or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Advisor may place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the  maximum  extent  feasible,  it is expected  that the Advisor  will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor, the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund, and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

The table below shows total brokerage commissions paid by each Fund then existing for the last three fiscal years and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.


                                          Allocated to
                                         Firms Based on
                                          Research in
Fund                   Fiscal 1998        Fiscal 1998          Fiscal 1997             Fiscal 1996
----                   -----------        -----------          -----------             -----------


Municipal              $3,048,000          0%                  $5,069,000                4,987,000
Intermediate           $13,000             0%                  $  32,000                 37,000
California             $1,464,000          0%                  $1,463,000                1,430,000
Florida                $146,000            0%                  $ 204,000                 269,000
New York               $701,000            1%                  $ 594,000                 546,000
Ohio                   $49,000             0%                  $  48,000                 79,000


PURCHASE, REPURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.


-------------------------------------------------------------------------------------------------------------------------------


                                                     Annual 12b-1 Fees
                                                     (as a % of average daily
                  Sales Charge                       net assets)                Other Information
                  ------------                       -----------                -----------------

Class A           Maximum initial sales              None                       Initial sales charge
                  Charge of 4.5% (2.75%                                         waived or reduced for
                  Intermediate Municipal                                        certain purchases
                  Fund only) of the public
                  Offering price

Class B           Maximum contingent deferred        0.75%                      Shares convert to Class
                  Sales charge of 4% of                                         A shares six years
                  Redemption proceeds;                                          after issuance
                  Declines to zero after
                  six years

Class C           Contingent deferred sales          0.75%                      No conversion feature
                  Charge of 1% of redemption
                  Proceeds for redemptions
                  Made during first year
                  After purchase

Class I           None                               None
-------------------------------------------------------------------------------------------------------------------------------



The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. The Trusts allocate net investment income for each Fund to those shares for which the Trust has received payment. To begin accruing dividends as soon as possible, purchasers may wire payment to the Trust's sub-custodian, United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106.

Share certificates are issued only on request to the Fund and may not be available for certain types of accounts. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                                                        Sales Charge
                                                                                        Allowed to
                                                                                        Dealers as a
                                                                       As               Percentage
                                            As a Percentage            Percentage       of
                                            of Offering                Net Asset        Offering
Amount of Purchase                          Price                      Value*           Price

All Funds except Intermediate Municipal Fund
Less than $100,000                          4.50%                      4.71%            4.00%
$100,000 but less than $250,000             3.50                       3.63             3.00
$250,000 but less than $500,000             2.60                       2.67             2.25
$500,000 but less than $1 million           2.00                       2.04             1.75
$1 million and over                         0.00**                     0.00**           ***

Intermediate Municipal Fund Only
Less than $100,000                          2.75                       2.83             2.25
$100,000 but less than $250,000             2.50                       2.56             2.00
$250,000 but less than $500,000             2.00                       2.04             1.75
$500,000 but less than $1 million           1.50                       1.52             1.25
$1 million and over                         0.00**                     0.00**           ***

*        Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***      Commissions payable by KDI as discussed below.

The Trusts receive the entire net asset value of all Class A shares sold. KDI, the Trusts' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of a Fund may be purchased at net asset value by any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features" (the "Large Order NAV Purchase Privilege"). The Large Order NAV Purchase Privilege for certain Kemper Mutual Funds other than the Funds also applies to purchases by certain participant-directed retirement plans as described in the prospectuses for those Kemper Mutual Funds. Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of each Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and .25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount record keeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. No compensation will be paid pursuant to this paragraph with respect to plans within the KemStar(TM) program. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable (including the purchase of Class A shares of the Cash Reserves Fund).

Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features -- Class A Shares Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased.


Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of each Trust, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Trusts, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families, and (d) any trust or pension, profit sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase Fund Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Trusts. The Trusts may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gains dividends.


Class A shares of the Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

Class A shares of the Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Purchase, Repurchase or Redemption of Shares -- Contingent Deferred Sales Charge -- Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

PURCHASE OF CLASS I SHARES. Class I shares are offered for the Municipal Fund and the Intermediate Municipal Fund at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administration services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class C shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.


GENERAL. As described herein, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Trust determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of a Trust's portfolio securities at the time.


Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Trust at the applicable net asset value per share of such Fund as described herein.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares or Class C shares by certain classes of persons or through certain types of transactions are provided because of anticipated economies in sales and sales related efforts.

A Trust may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Trust's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Trust's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date.

The Funds have authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than Kemper Distributors, Inc. ("KDI") to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced as the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Funds' shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of each Fund and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Funds at any time for any reason.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require a Trust to redeem his or her shares. When shares are held for the account of a shareholder by the Trusts' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed requested accompanied by any outstanding share certificates in proper form for transfer. When a Trust is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, Express-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Trust of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares Initial Sales Charge Alternative-Class A Shares") and the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge-Class B Shares" above), and the redemption of Class C Shares within the first year following purchase may be subject to a contingent deferred sales charge (See "Contingent Deferred Sales Charge-Class C Shares" below).

Because of the high cost of maintaining small accounts, a Fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor guardian and custodial account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming of shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Trusts reserve the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which a Trust has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if Scudder Kemper deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under

"General" above. The Trusts are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Trusts currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire or wire transfer or this redemption privilege. The Trusts reserve the right to terminate or modify this privilege at any time.

CONTINGENT  DEFERRED  SALES  CHARGE--LARGE  ORDER  NAV  PURCHASE  PRIVILEGE.   A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (c) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (d) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.


---------------------------------- ---------------------------------------
                                            Contingent Deferred
Year of Redemption After Purchase               Sales Charge
---------------------------------- ---------------------------------------

                            First                    4%
---------------------------------- ---------------------------------------

                           Second                    3%
---------------------------------- ---------------------------------------

                            Third                    3%
---------------------------------- ---------------------------------------

                           Fourth                    2%
---------------------------------- ---------------------------------------

                            Fifth                    2%
---------------------------------- ---------------------------------------

                            Sixth                    1%
---------------------------------- ---------------------------------------



Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:
                                 Contingent Deferred Sales Charge
                         Shares Purchased          Shares Purchased on or after
Year of Redemption       on or after               February 1, 1991 and
After Purchase           March 1, 1993             Before March 1, 1993

First                            4%                         3%
Second                           3%                         3%
Third                            3%                         2%
Fourth                           2%                         2%
Fifth                            2%                         1%
Sixth                            1%                         1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner) and (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features-Systematic Withdrawal Plan" below).

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner) and (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features-Systematic Withdrawal Plan").

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1998 will be eligible for the second year's charge if redeemed on or after December 1, 1999. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Trusts or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Trusts or of the other listed

Kemper Mutual Funds. A shareholder of a Fund or any other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Trusts or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Fund's shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES

CLASS A SHARES--COMBINED PURCHASES. Class A shares of any Fund may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Adjustable Rate U.S. Government Fund, Kemper Aggressive Growth Fund, Kemper Asian Growth Fund, Kemper Blue Chip Fund, Kemper California Tax-Free Income Fund, Kemper Cash Reserves Fund, Kemper Contrarian Fund, Kemper Diversified Income Fund, Kemper Emerging Markets Growth Fund, Kemper Emerging Markets Income Fund, Kemper

Europe Fund, Kemper Florida Tax-Free Income Fund, Kemper Global Blue Chip Fund, Kemper Global Income Fund, Kemper Growth Fund, Kemper High Yield Fund, Kemper High Yield Opportunity, Kemper Horizon 10+ Portfolio, Kemper Horizon 20+
Portfolio, Kemper Horizon 5 Portfolio, Kemper Income And Capital Preservation Fund, Kemper Intermediate Municipal Bond, Kemper International Fund, Kemper
International Growth and Income Fund, Kemper Large Company Growth Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Latin America Fund, Kemper Municipal Bond Fund, Kemper New York Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, Kemper Quantitative Equity Fund, Kemper Research Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Retirement Fund -- Series I, Kemper Retirement Fund -- Series II, Kemper Retirement Fund -- Series III, Kemper Retirement Fund -- Series IV, Kemper
Retirement Fund -- Series V, Kemper Retirement Fund -- Series VI, Kemper Retirement Fund -- Series VII, Kemper Short-Intermediate Government Fund, Kemper Small Cap Value Fund, Kemper Small Cap Value+Growth Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Small Capitalization Equity Fund, Kemper Small Cap Relative Value Fund, Kemper Technology Fund, Kemper Total Return Fund, Kemper U.S. Government Securities Fund, Kemper U.S. Growth and Income Fund, Kemper U.S. Mortgage Fund, Kemper Value+Growth Fund, Kemper Worldwide 2004 Fund, Kemper-Dreman High Return Equity Fund, Kemper-Dreman Financial Services Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent or its affiliates may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such sub-account record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as above, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through KDI may have special provisions regarding payment of any increased sales charge resulting from a failure to satisfy the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of any Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of a Fund's shares being purchased the value of all Class A shares of the Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus.

Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset value. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features-Class A Shares-Combined Purchases" may be exchanged for each other at their relative net asset value. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

General. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss will be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Service Company,
Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts.

BANK DIRECT DEPOSIT. A shareholder may purchase additional Fund shares through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50, maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Trust and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Trust may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. A Trust may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Trust is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payment.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Trusts will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Trusts.

ADDITIONAL TRANSACTION INFORMATION

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of a Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms who sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of such Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value of such Fund effective on that day ("trade date"). The Trusts reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts' transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive
compensation  from  the  Trusts  through  the  Shareholder   Service  Agent  for
recordkeeping  and  other  expenses  relating  to  these  nominee  accounts.  In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Trusts through the Shareholder Service Agent for these services.

The Trusts reserve the right to withdraw all or any part of the offering made herein and to reject purchase orders. Also, from time to time, the Trusts may temporarily suspend the offering of any class of the shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this Statement of Additional Information.

OFFICERS AND TRUSTEES

The officers and trustees of the Trusts, their birthdates, their principal occupations and their affiliations, if any, with Scudder Kemper, the Trusts' investment manager and KDI, the Trusts' principal underwriter, are as follows:



LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L.  DUNAWAY  (3/8/37),  Trustee,  7515  Pelican  Bay  Boulevard,  Naples,
Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S.
Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)(retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

THOMAS W. LITTAUER  (4/26/55),  Trustee and Vice President*,  Two  International
Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

MARK S. CASADY  (9/21/60),  President*,  345 Park  Avenue,  New York,  New York;
Managing  Director,  Adviser;  formerly,   Institutional  Sales  Manager  of  an
unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Adviser.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.


BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.


CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).



Kemper National Tax-Free Income Series:




ASHTON P. GOODFIELD (10/3/63), Senior Vice President, Two International Place, Boston, Massachusetts; Vice President, Adviser.


Kemper State Tax-Free Income Series:




***ELEANOR R. BRENNAN, ( 3/3/64 ),Vice President, Two International Place, Boston, Massachusetts; Vice President, Adviser.

***PHILIP G. CONDON, (8/15/50), Vice President, Two International Place, Boston, Massachusetts; Managing Director, Adviser.


*    Interested persons as defined in the Investment Company Act of 1940.



The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during each Trust's 1999 fiscal year except that the information in the last column is for calendar year 1999.

                                         Aggregate
                                  Compensation from Funds                Pension or                       Total
                                  -----------------------                Retirement                    Compensation
                                                                      Benefits Accrued                  from Trusts
Name of Trustee              National Trust      State Trust      As Part of Fund Expenses          Paid to Trustees**
---------------              --------------      -----------      ------------------------          ------------------

John W. Ballantine                $x,xxx           $x,xxx                   $0                            $xxx,xxx
Lewis A. Burnham                  $x,xxx           $x,xxx                   $0                            $xxx,xxx
Donald L. Dunaway*                $x,xxx           $x,xxx                   $0                            $xxx,xxx
Robert B. Hoffman                 $x,xxx           $x,xxx                   $0                            $xxx,xxx
Donald R. Jones                   $x,xxx           $x,xxx                   $0                            $xxx,xxx
Shirley D. Peterson               $x,xxx           $x,xxx                   $0                            $xxx,xxx
William P. Sommers                $x,xxx           $x,xxx                   $0                            $xxx,xxx


----------------------

* Includes current fees deferred and interest pursuant to deferred compensation agreements with the Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Funds are $47,500 and $32,700 for Mr. Dunaway from National and State Trusts, respectively.

** Includes compensation for service on the boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as a trustee of 27 Kemper funds with 46 fund portfolios.

Capital Structure

The National Trust was organized under the name "Kemper Municipal Bond Fund" as a business trust under the laws of Massachusetts on October 24, 1985 with a single investment portfolio. Effective January 31, 1986 the Municipal Trust, pursuant to a reorganization, succeeded to the assets and liabilities of Kemper Municipal Bond Fund, Inc., a Maryland corporation organized in 1977 as a successor to Kemper Municipal Bond Fund, Ltd., a Nebraska limited partnership organized in April 1976. Effective November 1, 1994, the Trust changed its name to "Kemper National Tax-Free Income Series." Each National Fund is an open-end, diversified Fund.

The State Trust was organized under the name "Kemper California Tax-Free Income Fund" as a business trust under the laws of Massachusetts on October 24, 1985 with a single investment portfolio. Effective January 31, 1986, the Trust pursuant to a reorganization succeeded to the assets and liabilities of Kemper California Tax-Free Income Fund, Inc., a Maryland corporation organized in 1983. On July 27, 1990, the Trust changed its name to "Kemper State Tax-Free Income Series" and changed the name of its initial portfolio to "Kemper California Tax-Free Income Fund." The predecessor to the New York Fund, also named "Kemper New York Tax-Free Income Fund," was organized as a business trust under the laws of Massachusetts on August 9, 1985. Prior to May 28, 1988, that investment company was known as "Tax-Free Income Portfolios" and it offered two series of shares, the National Portfolio and the New York Portfolio. Pursuant to a reorganization on May 27, 1988, the National Portfolio was terminated and the New York Portfolio continued as the sole remaining series of Kemper New York Tax-Free Income Fund, which was reorganized into the New York Fund as a series of the State Trust on July 27, 1990. Each State Fund is an open-end, non-diversified Fund.

Each Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Funds," all having no par value, which may be divided by the Board of Trustees into classes of shares. Currently, the National Trust has two Funds that offer four classes of shares and the State Trust has eight Funds that offer three classes of shares. These are Class A, Class B and Class C shares, as well as (for the National Trust only) Class I shares, which have different expenses, which may affect performance, and that are available for purchase exclusively by the following investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans)of Scudder Kemper and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in the National Funds: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and
(6) investment companies managed by Scudder Kemper that invest primarily in other investment companies. The Board of Trustees of either Trust may authorize the issuance of additional classes and additional Funds if deemed desirable, each with its own investment objective, policies and restrictions.

Since the Trusts may offer multiple Funds, each is known as a "series company." Shares of each Fund of a Trust have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Fund. Shares of each Trust are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trusts are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

Each Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of each Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust, a Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the

By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) a Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust of each Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of independent auditors. Some matters requiring a larger vote under the Declaration of Trust of a Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust of each Trust specifically authorizes the Board of Trustees to terminate the Trust or any Fund or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Trust. The Declaration of Trust of each Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust of each Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal bonds are Aaa, Aa, A and Baa. Municipal bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to municipal bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds. The Aaa and Aa rated municipal bonds comprise what are generally known as "high grade bonds." Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Municipal bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest coverage and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Municipal bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Municipal bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The four highest ratings of Standard & Poor's Corporation ("S&P") for municipal bonds are AAA, AA, A and BBB. Municipal bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this capacity than for bonds in higher rated categories. Municipal bonds rated BB, B, CCC, CC or C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating CI is reserved for income bonds on which no interest is being paid. Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

The four highest ratings of Fitch Investors Service, Inc. ("Fitch") for municipal bonds are AAA, AA, A and BBB. Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated C are in imminent default in payment of interest or principal. Bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

The four highest ratings of Duff & Phelps Credit Rating Co. ("Duff") for municipal bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by Duff to a debt obligation. They are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Bonds rated A have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB have below average protection factors but are still considered sufficient for prudent investment. They have considerable volatility in risk during economic cycles. Bonds rated BB are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Bonds rated B are below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. Bonds rated CCC are well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments. Bonds rated D are in default. The issuer failed to meet scheduled principal and/or interest payments.

The "debt securities" included in the discussions of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's. Corporate debt obligations rated AAA by S&P are "highest grade obligations." Obligations bearing the rating of AA also qualify as "high grade obligations" and "in the majority of instances differ from AAA issues only in small degree." Corporate debt obligations rated A by S&P are regarded as "upper medium grade" and have "considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions." The Moody's corporate debt ratings of Aaa, Aa and A do not differ materially from those set forth above for municipal bonds.

Taxable or tax-exempt commercial paper ratings of A-1 or A-2 by S&P and P-1 or P-2 by Moody's are the highest paper ratings of the respective agencies. The issuer's earnings, quality of long-term debt, management and industry position are among the factors considered in assigning such ratings.

Subsequent to its purchase by a Fund, an issue of Municipal Securities or a temporary investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but KFS will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P, Moody's, Fitch or Duff for municipal bonds or temporary investments may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in municipal bonds or temporary investments in accordance with the investment policies contained herein.

                            PART C. OTHER INFORMATION

   Item 23.       Exhibits
   --------       --------


                    (a)          (a)(1)     Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement.

                                 (a)(2)     Written Instrument amending the Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement.

                    (b)                     By-laws is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

                    (c)          (c)(1)     Written Instrument Establishing and Designating Separate Classes of
                                            Shares is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.

                                 (c)(2)     Amended and Restated Written Instrument Establishing and Designating
                                            Separate Classes of Shares is incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement.

                    (d)          (d)(1)     Investment Management Agreement between the Registrant, on behalf of
                                            Kemper Municipal Bond Fund, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998 is incorporated by reference to Post-Effective
                                            Amendment No. 45 to the Registration Statement.

                                 (d)(2)     Investment Management Agreement between the Registrant, on behalf of
                                            Kemper Intermediate Municipal Bond Fund, and Scudder Kemper
                                            Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.

                    (e)          (e)(1)     Underwriting and Distribution Services Agreement between the Registrant and Kemper Distributors, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 45 to the Registration
                                            Statement.

                                 (e)(2)     Selling Group Agreement is incorporated by reference to Post-Effective
                                            Amendment No. 39 to the Registration Statement.

                                 (e)(3)     Addendum--Selling Group Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 42 to the Registration Statement.

                    (f)                     Inapplicable.

                    (g)          (g)(1)     Custody Agreement is incorporated by reference to Post-Effective
                                            Amendment No. 40 to the Registration Statement.

                                 (g)(2)     Amendment to Custody Agreement dated March 31, 1999 to be filed by subsequent amendment.

                    (h)          (h)(1)     Agency Agreement is incorporated by reference to Post-Effective
                                            Amendment No. 39 to the Registration Statement.


                                       2

                                 (h)(2)     Supplement to Agency Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 42 to the Registration Statement.

                                 (h)(3)     Administrative Services Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement.

                                 (h)(4)     Amendment to Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement.

                                 (h)(5)     Assignment and Assumption Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement.

                                 (h)(6)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Municipal Bond Fund, and Scudder Fund Accounting Corp., dated
                                            December 31, 1997 is incorporated by reference to Post-Effective
                                            Amendment No. 45 to the Registration Statement.

                                 (h)(7)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Intermediate Municipal Bond Fund, and Scudder Fund Accounting
                                            Corp., dated December 31, 1997 is incorporated by reference to
                                            Post-Effective Amendment No. 45 to the Registration Statement.

                    (i)                     Legal Opinion and Consent of Counsel to be filed by subsequent amendment.

                    (j)                     Consent of Independent Accountants to be filed by subsequent amendment.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)          (m)(1)     Amended and Restated 12b-1 Plan between the Registrant, on behalf of
                                            Kemper Intermediate Municipal Bond Fund (Class B shares), and Kemper
                                            Distributors, Inc., dated August 1, 1998 is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.

                                 (m)(2)     Amended and Restated 12b-1 Plan between the Registrant, on behalf of
                                            Kemper Intermediate Municipal Bond Fund (Class C shares), and Kemper
                                            Distributors, Inc., dated August 1, 1998 is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.

                                 (m)(3)     Amended and Restated 12b-1 Plan between the Registrant, on behalf of
                                            Kemper Municipal Bond Fund (Class B shares), and Kemper Distributors,
                                            Inc., dated August 1, 1998 is incorporated by reference to
                                            Post-Effective Amendment No. 44 to the Registration Statement.

                                 (m)(4)     Amended and Restated 12b-1 Plan between the Registrant, on behalf of

                                       3

                                            Kemper Municipal Bond Fund (Class C shares), and Kemper Distributors,
                                            Inc., dated August 1, 1998 is incorporated by reference to
                                            Post-Effective Amendment No. 44 to the Registration Statement.

                    (n)                     Inapplicable.

                    (o)                     Multi-Distribution System Plan is incorporated by reference to
                                            Post-Effective Amendment No. 42 to the Registration Statement.


Item 24.            Persons Controlled By or Under Common Control With
--------            --------------------------------------------------
                    Registrant
                    ----------

         Inapplicable.


Item 25.           Indemnification
--------           ---------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(I) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            Of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**

                                       5

                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

                  (a)      Kemper   Distributors,   Inc.   acts   as   principal
                           underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

                  (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

                                       6

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Kathryn L. Quirk                  Director, Secretary, Chief Legal
                                           Officer & Vice President                Vice President

         James J. McGovern                 Chief Financial Officer & Vice
                                           President                               None

         Linda J. Wondrack                 Vice President & Chief Compliance
                                           Officer                                 None

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and
                                                                                   Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

              (c)  Not applicable

Item 28.            Location of Accounts and Records
--------            --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company "IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services
--------          -------------------

            Not applicable.

Item 30.          Undertakings
--------          ------------

            Not applicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 15th day of October, 1999.

                                        KEMPER NATIONAL TAX-FREE INCOME SERIES.

                                        By  /s/Mark S. Casady
                                            -------------------------
                                            Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 15, 1999 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Thomas W. Littauer                                                                   October 15, 1999
--------------------------------------
Thomas W. Littauer                          Chairman and Trustee


/s/ John W. Ballantine                                                                   October 15, 1999
--------------------------------------
John W. Ballantine                          Trustee

/s/Lewis A. Burnham                                                                      October 15, 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/Donald L. Dunaway                                                                     October 15, 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/Robert B. Hoffman                                                                     October 15, 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/Donald R. Jones                                                                       October 15, 1999
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Shirley D. Peterson                                                                  October 15, 1999
--------------------------------------
Shirley D. Peterson*                        Trustee


/s/ Cornelia Small                                                                       October 15, 1999
--------------------------------------
Cornelia Small                              Trustee







SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ William P. Sommers                                                                   October 15, 1999
--------------------------------------
William P. Sommers*                         Trustee


/s/John R. Hebble                                                                        October 15, 1999
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)


*By:     /s/Philip J. Collora
         ------------------------
         Philip J. Collora**

         ** Attorney-in-fact pursuant to powers of attorney included with the signature pages of Post-Effective Amendment No. 44 to the Registration Statement and filed herewith.

                            LIMITED POWER OF ATTORNEY
                            -------------------------


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Caroline Pearson, Maureen E. Kane, and Philip J. Collora and any of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities to sign the Registration Statement of Kemper National Tax-Free Income Series, a Massachusetts business trust, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


DATED: October 15, 1999

                                               /s/ John W. Ballantine
                                               ----------------------
                                               John W. Ballantine
                                               Trustee

                            LIMITED POWER OF ATTORNEY
                            -------------------------


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Caroline Pearson, Maureen E. Kane, and Philip J. Collora and any of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities to sign the Registration Statement of Kemper National Tax-Free Income Series, a Massachusetts business trust, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


DATED: October 15, 1999

                                              /s/ Thomas W. Littauer
                                              ----------------------
                                              Thomas W. Littauer
                                              Chairman and Trustee

                            LIMITED POWER OF ATTORNEY
                            -------------------------


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Caroline Pearson, Maureen E. Kane, and Philip J. Collora and any of them, her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities to sign the Registration Statement of Kemper National Tax-Free Income Series, a Massachusetts business trust, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


DATED: October 15, 1999

                                                       /s/ Cornelia M. Small
                                                       ---------------------
                                                       Cornelia M. Small
                                                       Trustee

                                                               File No. 2-47008
                                                              File No. 811-2353


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 46

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 46

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                                  EXHIBIT INDEX